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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the year ended June 30, 2003. These 3 series have a 6/30 fiscal year end.

Date of reporting period: 6/30/2003

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
34	INDEPENDENT AUDITORS' REPORT
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for Evergreen Adjustable Rate Fund, which covers the 12-month period ended June 30, 2003.

Market analysis

Investors in the fixed income markets have witnessed an extraordinary period over the past twelve months. The shaky domestic economic recovery and resulting profit weakness has been compounded by extreme pessimism due to the geopolitical threats of war and terror. The lingering effect of the corporate accounting irregularities has further eroded investor confidence. The need for proper diversification within asset classes for long-term strategies remains a paramount consideration for all investors. Those portfolios properly allocated within the fixed income markets have been able to participate in gains while limiting the risks present in this challenging environment.

The Federal Reserve maintained its accommodative stance throughout the period. Highlighted by a larger than expected 50-basis point reduction in interest rates at its November

LETTER TO SHAREHOLDERS continued

2002 meeting, monetary policymakers continued to deliver a message of low rates throughout the past year. This message was accentuated by the Fed's acknowledgement of the (remote) possibilities of a deflationary spiral, which drove rates down further after the conclusion of its May 6th Federal Open Market Committee meeting. The period ended shortly after the Fed's 13th reduction in its target for the federal funds rate, to 1%, since it began its easing cycle in January of 2001. Over that time period, the Fed has reduced its target for overnight loans by 85%, from 6.50%.

Not surprisingly, the Treasury market has benefited from this policy stance over the past two years. After achieving a recent high of 5.4% in March 2002, the yield on the 10-year Treasury bond dropped to a low of 3.1% this past June. Additionally, the corporate bond market responded favorably to historically wide spreads relative to Treasuries. Investors in this sector have evidently shown faith in the economy's ability to recover, while corporations have strengthened balance sheets and taken steps to improve credibility.

LETTER TO SHAREHOLDERS continued

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access a new feature on our site that presents a detailed question and answer interview with the portfolio manager(s), which covers the annual reporting period for your fund. You can easily reach these commentaries by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Average annual return*

1 year with sales charge	-0.29%	-2.64%	0.31%	N/A	N/A

1 year w/o sales charge	3.11%	2.34%	2.34%	3.36%	3.11%

5 year	4.79%	4.69%	4.81%	5.65%	5.39%

10 year	5.20%	5.31%	5.21%	5.63%	5.41%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Adjustable Rate Fund Class A shares,1 versus a similar investment in the 6-Month Treasury Bill (6-Mo. T-Bill) and the Consumer Price Index (CPI).

The 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 3.11% for the 12-month period ended June 30, 2003, excluding any applicable sales charges. During the same period, the 6-Month Treasury Bill returned 1.31%, while the median return of funds in Lipper's adjustable rate category was 2.59%.

Our strategy is to seek the highest total return by maximizing income and minimizing price fluctuations. Our investment process employs both macro-level strategy and micro-level tactics.

On the macro level, we respond to changes in interest rates by adjusting five different variables, including duration, or sensitivity to changes in interest rates; the allocation between fixed-rate and floating-rate securities; changes in portfolio composition relative to indexes; changes in the intervals during which different securities may reset their interest rates; and the characteristics of specific securities that influence how quickly they are able to respond to changes in interest rates.

During the 12-month period, interest rates came down across all types of maturities. In this environment, we took advantage of the falling rates to keep duration -- or sensitivity to interest-rate changes -- longer than the fund benchmark. Typically, longer duration portfolios tend to outperform when interest rates fall. In addition, we kept our allocation to fixed-rate securities close to the maximum of 20% of fund assets and our reset intervals for adjustable-rate securities close to our maximum of 12 months. All these strategies helped the fund substantially outperform both industry benchmarks and competitive funds.

On the micro level, we continued to focus on individual security selection, seeking superior relative value and attempting to mitigate the effects of prepayments of adjustable rate mortgages in an environment in which declining interest rates encouraged homeowners to refinance existing mortgages.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 06/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000[3]
CLASS A
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.28	0.32	0.54	0.16
Net realized and unrealized gains or losses on securities	0.02	0.02	0.24	-0.02
Total from investment operations	0.30	0.34	0.78	0.14
Distributions to shareholders from
Net investment income	-0.35	-0.34	-0.62	-0.16
Net asset value, end of period	$9.63	$9.68	$9.68	$9.52
Total return[4]	3.11%	3.62%	8.46%	1.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses[5]	0.68%	0.64%[6]	0.69%	0.71%[6]
Net investment income	2.42%	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000[3]
CLASS B
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.19	0.26	0.44	0.14
Net realized and unrealized gains or losses on securities	0.03	0.03	0.27	-0.02
Total from investment operations	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.63	$9.68	$9.68	$9.52
Total return[4]	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses[5]	1.43%	1.45%[6]	1.49%	1.50%[6]
Net investment income	1.71%	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000[3]
CLASS C
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.19	0.26	0.41	0.14
Net realized and unrealized gains or losses on securities	0.03	0.03	0.30	-0.02
Total from investment operations	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.63	$9.68	$9.68	$9.52
Total return[4]	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses[5]	1.43%	1.45%[6]	1.48%	1.50%[6]
Net investment income	1.70%	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	14%	3%	13%	74%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

4.  Excluding applicable sales charges

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003[1]	2002[2,3]	2001[3]	2000	1999	1998[4]
CLASS I
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.56	$9.68	$9.75
Income from investment operations
Net investment income	0.33	0.33	0.59	0.61	0.59	0.35
Net realized and unrealized gains or losses on securities	-0.01	0.03	0.21	-0.05	-0.12	-0.07
Total from investment operations	0.32	0.36	0.80	0.56	0.47	0.28
Distributions to shareholders from
Net investment income	-0.37	-0.36	-0.64	-0.60	-0.59	-0.35
Net asset value, end of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Total return	3.36%	3.81%	8.73%	6.05%	4.98%	2.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,732,661	$419,486	$140,979	$32,787	$36,033	$23,174
Ratios to average net assets
Expenses[5]	0.44%	0.45%[6]	0.50%	0.43%	0.30%	0.33%[6]
Net investment income	2.65%	4.63%[6]	6.17%	6.43%	6.11%	6.12%[6]
Portfolio turnover rate	14%	3%	13%	74%	14%	46%

1.  The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

2.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

3.  Net investment income per share is based on average shares outstanding during the period.

4.  For the seven months ended September 30, 1998. The Fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

5.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000	1999	1998[3]
CLASS IS
Net asset value, beginning of period	$9.68	$9.68	$9.52	$9.56	$9.68	$9.76
Income from investment operations
Net investment income	0.29	0.31	0.55	0.58	0.55	0.33
Net realized and unrealized gains or losses on securities	0.01	0.03	0.23	-0.04	-0.11	-0.08
Total from investment operations	0.30	0.34	0.78	0.54	0.44	0.25
Distributions to shareholders from
Net investment income	-0.35	-0.34	-0.62	-0.58	-0.56	-0.33
Net asset value, end of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Total return	3.11%	3.62%	8.46%	5.79%	4.73%	2.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,496,754	$589,143	$92,858	$20,384	$20,199	$9,645
Ratios to average net assets
Expenses[4]	0.68%	0.70%[5]	0.75%	0.70%	0.55%	0.57%[5]
Net investment income	2.47%	4.39%[5]	5.72%	6.18%	5.86%	5.82%[5]
Portfolio turnover rate	14%	3%	13%	74%	14%	46%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the seven months ended September 30, 1998. The Fund changed its fiscal year end from February 28 to September 30, effective September 30, 1998.

4.  Ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

ASSET-BACKED SECURITIES 4.7%
FHLMC, Ser. T-41, Class 3A, 7.50%, 07/25/2032	AAA	$ 50,021,954	$ 55,821,399
SLMA:
Ser. 1997-3, Class A2, FRN, 1.77%, 10/25/2010	AAA	106,885,294	107,577,120
Ser. 1997-4, Class A2, FRN, 1.58%, 10/25/2010	AAA	174,968,583	176,705,688
Ser. 1998-1, Class A2, FRN, 1.59%, 10/25/2011	AAA	127,986,912	129,476,578
Total Asset-Backed Securities			469,580,785
COLLATERALIZED MORTGAGE OBLIGATIONS 32.8%
FAMC, Ser. 2000-A, Class A, 3.89%, 12/15/2039 (h)	AAA	42,707,440	45,476,751
FHLMC:
Ser. 20, Class F, 1.66%, 10/25/2023	AAA	5,503,734	5,534,022
Ser. 21, Class F, 1.56%, 10/25/2023	AAA	1,718,909	1,717,644
Ser. 29, Class T, 7.50%, 03/25/2023	AAA	11,246,853	11,568,645
Ser. 1380, Class FB, 2.81%, 10/15/2007	AAA	4,109,046	4,191,605
Ser. 1506, Class FD, 2.19%, 05/15/2008	AAA	638,990	643,195
Ser. 1513, Class AG, 2.61%, 05/15/2008	AAA	5,658,142	5,759,399
Ser. 1559, Class VM, 2.71%, 01/15/2023	AAA	16,000,000	16,188,014
Ser. 1576, Class F, 3.21%, 09/15/2008	AAA	392,869	392,897
Ser. 1611, Class QA, 2.125%, 11/15/2023	AAA	1,034,339	1,034,452
Ser. 1671, Class QA, 3.16%, 02/15/2024	AAA	40,639,797	40,946,823
Ser. 1686, Class FE, 3.31%, 02/15/2024	AAA	568,828	571,000
Ser. 1691, Class EA, 1.64%, 02/15/2024	AAA	1,823,433	1,818,237
Ser. 1698, Class FC, 2.56%, 03/15/2009	AAA	10,600,753	10,738,719
Ser. 1699, Class FB, 2.19%, 03/15/2024	AAA	4,691,541	4,714,941
Ser. 1730, Class FA, 2.96%, 05/15/2024	AAA	6,719,548	6,826,156
Ser. 1760, Class ZC, 2.86%, 03/15/2024	AAA	1,581,875	1,582,893
Ser. 1900, Class P, 8.00%, 05/15/2007	AAA	3,990,932	3,925,753
Ser. 1939, Class FB, 2.19%, 04/15/2027	AAA	1,205,574	1,218,499
Ser. 1988, Class FH, 1.69%, 11/15/2023	AAA	2,190,790	2,193,143
Ser. 2106, Class ZD, 6.00%, 12/15/2028	AAA	13,090,835	13,988,641
Ser. 2115, Class FB, 1.63%, 01/15/2029	AAA	4,473,094	4,483,956
Ser. 2182, Class FE, 1.87%, 05/15/2028	AAA	6,876,406	6,895,054
Ser. 2197, Class PG, 7.00%, 04/15/2028	AAA	12,897,249	13,029,183
Ser. 2209, Class PM, 7.00%, 04/15/2028	AAA	2,216,878	2,226,046
Ser. 2219, Class PL, 6.50%, 04/15/2029	AAA	11,000,000	11,249,407
Ser. 2293, Class FM, 1.38%, 03/15/2031	AAA	6,136,963	6,135,279
Ser. 2315, Class FW, 1.73%, 04/15/2027	AAA	4,518,068	4,531,841
Ser. 2355, Class B, 6.00%, 02/15/2031	AAA	3,897,143	3,924,408
Ser. 2370, Class PE, 6.00%, 10/01/2031	AAA	31,386,782	31,522,357
Ser. 2380, Class FL, 1.78%, 11/15/2031	AAA	41,190,088	41,419,228
Ser. 2383, Class FD, 1.68%, 11/15/2031	AAA	23,939,910	24,009,099
Ser. 2388, Class FG, 1.68%, 12/31/2031	AAA	8,348,690	8,366,921
Ser. 2389, Class FI, 1.93%, 06/15/2031	AAA	14,012,357	14,081,454
Ser. 2391, Class EF, 1.68%, 06/15/2031	AAA	6,005,296	6,023,078
Ser. 2395, Class FD, 1.78%, 05/15/2029	AAA	11,925,102	11,963,326
Ser. 2412, Class AB, 8.50%, 07/15/2027	AAA	912,206	915,330
Ser. 2412, Class BH, 8.50%, 08/15/2027	AAA	3,667,190	3,732,680
Ser. 2418, Class FO, 2.08%, 02/15/2032	AAA	21,874,467	22,060,463
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FHLMC:
Ser. 2425, Class FO, 2.08%, 03/15/2032	AAA	$ 32,132,478	$ 32,357,181
Ser. 2427, Class PB, 6.50%, 07/15/2026	AAA	46,324,360	46,613,980
Ser. 2431, Class F, 1.81%, 03/15/2032	AAA	50,316,751	50,467,415
Ser. 2448, Class BD, 8.50%, 02/15/2030	AAA	4,712,537	4,783,671
Ser. 2458, Class OB, 5.75%, 11/15/2012	AAA	30,890,970	31,263,333
Ser. 2459, Class VM, 6.50%, 11/15/2014	AAA	13,072,694	13,489,195
Ser. 2461, Class FI, 1.68%, 04/15/2028	AAA	7,542,011	7,564,590
Ser. 2464, Class FE, 2.18%, 03/15/2032	AAA	11,612,843	11,721,240
Ser. 2466, Class FV, 1.73%, 03/15/2032	AAA	13,123,254	13,170,899
Ser. 2467, Class HA, 6.50%, 02/15/2030	AAA	12,642,984	12,835,161
Ser. 2470, Class FB, 1.63%, 04/15/2027	AAA	16,802,969	16,844,565
Ser. 2475, Class FD, 1.73%, 06/15/2031	AAA	23,859,195	23,937,160
Ser. 2481, Class FC, 2.18%, 05/15/2031 (h)	AAA	14,915,197	15,064,815
Ser. 2481, Class FE, 2.18%, 03/15/2032	AAA	19,566,220	19,769,012
Ser. 2492, Class GD, 6.00%, 02/15/2028 (h)	AAA	27,911,000	29,246,367
Ser. 2503, Class FE, 1.68%, 09/15/2032	AAA	17,210,331	17,239,260
Ser. 2526, Class FM, 1.58%, 05/15/2029	AAA	37,034,426	37,070,165
Ser. 2551, Class FD, 1.58%, 01/15/2033	AAA	50,285,066	50,386,963
Ser. 2569, Class FA, 1.63%, 01/15/2030	AAA	8,069,899	8,082,848
Ser. 2570, Class LF, 1.53%, 07/15/2017	AAA	22,632,058	22,674,448
Ser. 2574, Class FT, 1.53%, 11/15/2016	AAA	51,430,228	51,510,958
Ser. 2587, Class UF, 1.68%, 01/15/2032	AAA	28,732,891	28,784,593
Ser. H004, Class A2, 2.59%, 12/15/2007	AAA	50,000,000	50,661,765
Ser. SF1, Class A4, 2.52%, 05/15/2010 (h)	AAA	84,435,000	84,701,498
Ser. T-48, Class 2A, 5.41%, 07/25/2033 (h)	AAA	25,918,830	27,183,183
Ser. T-54, Class 3-A, 7.00%, 02/25/2043 (h)	AAA	168,442,310	185,786,604
Ser. T-54, Class 4A, 5.36%, 02/25/2043 (h)	AAA	18,973,907	19,875,761
Ser. T-56, Class 2AF, 1.71%, 05/25/2043 (h)	AAA	49,341,405	49,512,558
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	AAA	453,573	505,297
Ser. 1992-39, Class FA, 2.84%, 03/25/2022	AAA	4,051,930	4,118,309
Ser. 1992-45, Class F, 2.84%, 04/25/2022	AAA	872,546	885,947
Ser. 1992-74, Class Z, 8.00%, 05/25/2022	AAA	701,780	745,954
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	AAA	587,641	628,633
Ser. 1993-26, Class LZ, 7.50%, 07/25/2022	AAA	4,784,008	4,828,000
Ser. 1993-38, Class L, 5.00%, 08/25/2022	AAA	8,356,093	8,425,377
Ser. 1993-62, Class FA, 3.41%, 04/25/2023	AAA	7,736,135	7,800,376
Ser. 1993-113, Class FA, 2.66%, 07/25/2023	AAA	4,109,815	4,160,122
Ser. 1993-121, Class PK, 6.50%, 10/25/2021	AAA	1,029,019	1,028,645
Ser. 1993-138, Class FM, 2.63%, 12/25/2021	AAA	185,051	185,060
Ser. 1993-139, Class J, 7.00%, 11/25/2022	AAA	29,500,000	30,079,530
Ser. 1993-165, Class FE, 2.49%, 09/25/2023	AAA	13,956,376	14,116,098
Ser. 1993-167, Class J, 6.75%, 12/25/2022	AAA	16,426,516	16,775,846
Ser. 1993-170, Class FC, 3.11%, 09/25/2008	AAA	2,318,600	2,325,158
Ser. 1993-175, Class FE, 3.15%, 09/25/2008	AAA	380,366	380,620
Ser. 1993-187, Class FC, 2.73%, 11/25/2021	AAA	2,374,737	2,376,826
Ser. 1993-191, Class FC, 3.01%, 10/25/2008	AAA	15,484,373	15,661,433
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 1993-196, Class FD, 3.11%, 10/25/2008	AAA	$ 1,043,375	$ 1,048,043
Ser. 1993-247, Class F0, 3.26%, 12/25/2023	AAA	4,887,258	4,921,679
Ser. 1994-12, Class FB, 3.31%, 01/25/2009	AAA	96,118	96,228
Ser. 1994-23, Class F, 2.26%, 02/25/2024	AAA	1,566,986	1,569,155
Ser. 1994-33, Class FA, 3.21%, 03/25/2009	AAA	4,437,654	4,462,638
Ser. 1994-43, Class FB, 2.49%, 02/25/2024	AAA	1,826,877	1,832,666
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023 (h)	AAA	8,470,000	8,904,088
Ser. 1994-55, Class F, 2.56%, 12/25/2023	AAA	4,760,889	4,820,567
Ser. 1994-59, Class FB, 3.71%, 03/25/2024	AAA	2,620,209	2,629,352
Ser. 1994-61, Class FB, 2.56%, 04/25/2024	AAA	4,377,602	4,461,276
Ser. 1994-80, Class F, 3.06%, 02/25/2009	AAA	8,440,655	8,471,556
Ser. 1997-34, Class F, 1.71%, 10/25/2023	AAA	56,379,136	56,678,633
Ser. 1997-42, Class ZB, 6.50%, 08/18/2024	AAA	8,119,331	8,205,948
Ser. 1997-85, Class PD, 5.00%, 05/18/2026	AAA	3,336,702	3,354,046
Ser. 1999-7, Class D, 6.00%, 03/18/2028	AAA	4,550,972	4,629,466
Ser. 1999-49, Class FB, 1.54%, 03/25/2023	AAA	3,987,122	4,012,739
Ser. 1999-51, Class FJ, 1.64%, 10/25/2029	AAA	6,041,116	6,083,287
Ser. 2001-25, Class A, 6.00%, 07/25/2027	AAA	3,088,853	3,097,529
Ser. 2001-31, Class A, 6.00%, 06/25/2027	AAA	3,693,010	3,723,507
Ser. 2001-38, Class FB, 1.54%, 08/25/2031	AAA	715,007	721,283
Ser. 2001-59, Class F, 1.64%, 11/25/2031	AAA	37,503,049	37,648,775
Ser. 2001-62, Class FK, 1.54%, 07/25/2028	AAA	2,890,600	2,895,998
Ser. 2001-63, Class FD, 1.71%, 12/18/2031	AAA	6,214,519	6,233,625
Ser. 2001-69, Class GK, 5.50%, 12/25/2026	AAA	2,749,500	2,779,725
Ser. 2001-81, Class FL, 1.76%, 01/18/2032	AAA	12,120,973	12,163,902
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	AAA	56,354,198	62,923,012
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	AAA	4,354,811	4,862,421
Ser. 2001-T12, Class A4, 5.93%, 08/25/2041 (h)	AAA	45,563,177	48,127,529
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	AAA	7,221,810	7,878,547
Ser. 2002-4, Class FD, 2.39%, 02/25/2032	AAA	17,494,839	17,543,447
Ser. 2002-5, Class FD, 1.94%, 02/25/2032	AAA	9,797,497	9,905,303
Ser. 2002-6, Class TA, 6.00%, 09/25/2031 (h)	AAA	20,840,121	21,356,239
Ser. 2002-13, Class FE, 2.74%, 02/27/2031	AAA	14,542,800	14,647,136
Ser. 2002-20, Class FK, 1.92%, 04/25/2032	AAA	21,986,408	21,944,064
Ser. 2002-34, Class FA, 1.82%, 05/18/2032	AAA	15,473,078	15,537,138
Ser. 2002-37, Class F, 1.84%, 11/25/2031	AAA	20,901,914	21,000,613
Ser. 2002-64, Class FJ, 2.82%, 04/25/2032	AAA	23,663,907	23,898,655
Ser. 2002-66, Class A3, 5.59%, 04/25/2042 (h)	AAA	95,584,519	101,113,487
Ser. 2002-67, Class FA, 2.32%, 11/25/2032 (h)	AAA	35,610,194	35,977,424
Ser. 2002-68, Class FN, 1.56%, 10/18/2032	AAA	22,403,394	22,425,433
Ser. 2002-77, Class FA, 2.11%, 10/18/2030 (h)	AAA	48,081,610	48,619,523
Ser. 2002-77, Class TF, 2.11%, 12/18/2032 (h)	AAA	33,765,990	34,115,257
Ser. 2002-81, Class FG, 1.77%, 02/25/2031	AAA	14,497,829	14,525,813
Ser. 2002-92, Class FB, 2.03%, 04/25/2030	AAA	12,837,812	12,918,033
Ser. 2002-T12, Class A5, 5.71%, 10/25/2041 (h)	AAA	16,824,404	17,635,393
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	AAA	75,681,824	84,503,525
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	AAA	38,000,000	39,520,091
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 2002-W4, Class A6, 5.95%, 05/25/2042 (h)	AAA	$ 28,420,294	$ 29,894,597
Ser. 2002-W5, Class 27, 1.82%, 11/25/2030	AAA	84,230,927	84,530,502
Ser. 2002-W5, Class A2, 4.60%, 05/25/2026	AAA	2,541,124	2,575,368
Ser. 2002-W5, Class A32, 1.64%, 11/25/2030	AAA	26,673,548	26,722,825
Ser. 2003-1, Class FI, 1.62%, 09/25/2023	AAA	6,934,001	6,941,657
Ser. 2003-7, Class A2, 5.58%, 05/25/2042 (h)	AAA	10,543,822	10,973,021
Ser. 2003-17, Class FN, 1.62%, 03/25/2018	AAA	19,048,170	19,073,348
Ser. 2003-19, Class FN, 1.72%, 09/25/2030	AAA	48,120,021	48,170,369
Ser. 2003-63, Class A8, 5.28%, 01/25/2043	AAA	14,450,918	15,067,340
Ser. 2003-66, Class FA, 1.67%, 07/25/2033	AAA	175,722,222	175,397,136
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	AAA	110,138,906	122,977,028
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042 (h)	AAA	44,452,552	49,029,775
Ser. 2003-W4, Class 5A, 5.64%, 10/25/2042 (h)	AAA	18,104,903	19,044,661
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 (h)	AAA	47,607,447	51,698,712
Ser. 2003-W6, Class F, 1.66%, 09/25/2042 (h)	AAA	242,347,200	243,263,575
Ser. G92-6, Class F, 3.02%, 08/25/2021	AAA	782,186	800,884
Ser. G92-20, Class FB, 3.07%, 04/25/2022	AAA	3,481,753	3,567,473
Ser. G92-61, Class FJ, 3.31%, 10/25/2022	AAA	3,505,401	3,532,318
Ser. G93-1, Class K, 6.68%, 01/25/2023	AAA	10,000,000	10,613,632
Ser. G93-19, Class FD, 2.91%, 04/25/2023	AAA	5,751,615	5,866,735
GNMA:
Ser. 1998-19, Class C, 6.50%, 02/20/2021	AAA	4,993,290	4,999,879
Ser. 2002-47, Class PH, 6.50%, 08/16/2028	AAA	20,973,000	21,333,887
Total Collateralized Mortgage Obligations			3,307,725,474
MORTGAGE-BACKED SECURITIES 50.1%
FHLMC:
3.11%, 07/01/2029	AAA	283,520	284,880
3.43%, 06/01/2024-05/01/2025	AAA	209,690	213,078
3.46%, 08/01/2016-01/01/2021	AAA	2,875,943	2,941,085
3.62%, 07/01/2028	AAA	3,995,159	4,110,284
3.69%, 02/01/2027	AAA	1,682,892	1,720,902
3.84%, 11/01/2028	AAA	720,287	750,386
3.98%, 03/01/2023	AAA	10,732	10,862
3.99%, 02/01/2030-07/01/2031	AAA	16,213,088	16,812,125
4.01%, 07/01/2019	AAA	145,315	148,705
4.125%, 10/01/2019	AAA	80,633	82,580
4.13%, 10/01/2021-02/01/2025	AAA	3,047,680	3,139,281
4.16%, 01/01/2022-08/01/2030	AAA	21,492,095	22,333,594
4.17%, 03/01/2027-07/01/2030	AAA	7,999,619	8,301,020
4.18%, 06/01/2026	AAA	13,339,489	13,843,303
4.18%, 07/25/2033 #	AAA	25,902,984	26,961,364
4.19%, 01/01/2025	AAA	3,311,990	3,408,441
4.21%, 06/01/2029	AAA	647,179	660,097
4.23%, 05/01/2026	AAA	1,323,724	1,367,473
4.25%, 06/01/2020	AAA	1,605,673	1,646,891
4.26%, 04/01/2031	AAA	14,265,820	14,708,844
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
4.29%, 09/01/2025	AAA	$ 4,436,457	$ 4,596,332
4.30%, 06/01/2032	AAA	2,022,972	2,107,367
4.32%, 06/01/2024	AAA	186,680	191,658
4.34%, 04/01/2020-11/01/2027	AAA	8,321,339	8,561,068
4.35%, 06/01/2019	AAA	638,268	658,790
4.36%, 06/01/2028	AAA	1,694,721	1,746,249
4.37%, 06/01/2029	AAA	3,936,758	4,063,644
4.38%, 09/01/2031	AAA	3,860,203	3,989,599
4.39%, 07/01/2031	AAA	11,804,011	12,211,913
4.41%, 03/01/2029	AAA	19,495,563	20,378,554
4.45%, 12/01/2029	AAA	6,509,824	6,791,778
4.46%, 01/01/2029-02/01/2030	AAA	17,800,919	18,418,058
4.48%, 03/01/2025-11/01/2026	AAA	42,602,472	43,987,432
4.50%, 06/01/2030	AAA	11,177,956	11,403,501
4.51%, 12/01/2026	AAA	197,732	203,469
4.53%, 10/01/2028	AAA	15,814,327	16,440,885
4.56%, 01/01/2023-01/01/2031	AAA	26,380,333	27,385,982
4.61%, 12/01/2018-01/01/2029	AAA	12,214,881	12,646,949
4.65%, 08/01/2030	AAA	2,488,938	2,567,888
4.69%, 04/01/2019	AAA	221,119	227,777
4.73%, 04/01/2025	AAA	9,999,068	10,350,618
4.74%, 12/01/2026-05/01/2028	AAA	10,567,917	10,959,750
4.76%, 07/01/2017	AAA	550,522	567,192
4.83%, 10/01/2031	AAA	3,800,181	3,931,673
4.85%, 08/01/2019-09/01/2025	AAA	6,849,053	7,090,081
4.86%, 07/01/2018	AAA	2,212,856	2,281,318
4.875%, 01/01/2017	AAA	30,837	31,893
4.88%, 12/01/2028	AAA	2,031,260	2,120,758
4.89%, 09/01/2032	AAA	14,444,740	15,070,488
4.90%, 06/01/2031 (h)	AAA	21,840,941	22,755,531
4.94%, 12/01/2032 (h)	AAA	76,721,964	79,745,289
4.95%, 12/01/2018	AAA	49,641	51,197
5.00%, 08/01/2019	AAA	48,559	50,092
5.00%, TBA #	AAA	50,000,000	51,515,600
5.04%, 05/01/2032	AAA	23,603,963	24,879,661
5.12%, 06/01/2021	AAA	956,565	988,860
5.14%, 10/01/2029-03/01/2032	AAA	4,146,296	4,314,607
5.18%, 05/01/2032	AAA	2,593,510	2,735,093
5.24%, 06/01/2017	AAA	98,320	102,437
5.31%, 08/01/2032	AAA	14,248,578	14,740,955
5.34%, 03/01/2031 (h)	AAA	28,933,555	30,217,482
5.38%, 12/01/2025	AAA	6,447,756	6,677,556
5.39%, 06/01/2019	AAA	2,406,902	2,502,175
5.40%, 01/01/2032	AAA	11,319,882	11,797,779
5.42%, 06/01/2032	AAA	24,491,143	25,863,174
5.45%, 05/01/2030	AAA	8,134,489	8,500,376
5.47%, 06/01/2032	AAA	16,859,904	17,653,767
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
5.50%, 01/01/2007	AAA	$ 5,549,184	$ 5,714,574
5.51%, 05/01/2032	AAA	16,360,264	17,150,591
5.55%, 05/01/2031 (h)	AAA	30,759,152	32,181,763
5.58%, 07/01/2028	AAA	2,814,263	2,951,329
5.64%, 07/01/2032	AAA	6,139,905	6,295,430
5.65%, 07/01/2031	AAA	2,110,273	2,194,528
5.66%, 10/01/2018	AAA	152,833	159,233
5.67%, 06/01/2033 (h)	AAA	11,000,000	11,425,562
5.72%, 01/01/2031	AAA	6,591,500	6,873,373
5.76%, 03/01/2018-12/01/2031	AAA	13,836,596	14,351,973
5.79%, 10/01/2030-03/01/2032	AAA	38,583,182	40,520,685
5.81%, 10/01/2031	AAA	6,896,780	7,227,086
5.83%, 02/01/2027	AAA	7,931,820	8,226,378
5.84%, 11/01/2029	AAA	2,866,779	2,979,662
5.85%, 12/01/2031	AAA	14,760,335	15,304,261
5.87%, 02/01/2026-08/01/2031	AAA	5,933,168	6,149,712
5.88%, 01/01/2027-12/01/2030	AAA	5,455,124	5,704,116
5.93%, 11/01/2024 (h)	AAA	25,381,106	26,507,392
5.98%, 11/01/2028-05/01/2032	AAA	12,746,272	13,304,852
5.99%, 07/01/2026	AAA	427,070	444,887
6.00%, 01/01/2007-06/01/2032	AAA	21,595,233	22,449,729
6.01%, 01/01/2027-12/01/2032	AAA	53,485,066	55,762,991
6.03%, 01/01/2029	AAA	2,140,359	2,229,652
6.04%, 01/01/2031	AAA	13,692,056	14,265,418
6.05%, 05/01/2031-07/01/2032	AAA	13,367,126	13,910,676
6.07%, 01/01/2032	AAA	1,920,014	1,990,668
6.09%, 03/01/2025-05/01/2032	AAA	18,075,328	18,651,846
6.10%, 10/01/2016	AAA	26,367	27,391
6.14%, 01/01/2027	AAA	4,696,394	4,867,578
6.15%, 07/01/2026	AAA	2,398,541	2,498,982
6.18%, 04/01/2031	AAA	422,443	436,136
6.26%, 09/01/2026	AAA	4,848,490	5,022,053
6.27%, 04/01/2023	AAA	1,194,475	1,255,321
6.28%, 04/01/2020	AAA	250,865	261,370
6.29%, 05/01/2019	AAA	25,835	26,827
6.31%, 01/01/2030	AAA	816,573	850,052
6.32%, 09/01/2030	AAA	2,374,727	2,474,170
6.35%, 04/01/2032	AAA	6,417,509	6,664,059
6.41%, 10/01/2029	AAA	2,293,865	2,398,817
6.44%, 08/01/2029	AAA	4,118,913	4,348,917
6.46%, 09/01/2031	AAA	2,529,312	2,607,212
6.48%, 12/01/2029-05/01/2031	AAA	3,927,794	4,103,648
6.50%, 01/01/2012-09/01/2032	AAA	101,006,698	105,903,817
6.52%, 09/01/2031	AAA	4,636,684	4,797,732
6.57%, 05/01/2027 (h)	AAA	1,649,662	1,724,155
6.58%, 07/01/2027	AAA	472,121	483,635
6.64%, 09/01/2030	AAA	2,078,816	2,162,285
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
6.68%, 09/01/2030	AAA	$ 10,108,336	$ 10,471,398
6.74%, 02/01/2027-02/01/2031	AAA	12,968,893	13,442,400
6.83%, 08/01/2030	AAA	4,877,152	5,052,568
7.06%, 08/01/2027	AAA	1,306,729	1,378,923
7.11%, 09/01/2028	AAA	1,205,492	1,238,857
7.13%, 05/01/2031 (h)	AAA	7,361,748	7,706,830
7.35%, 04/01/2029	AAA	2,887,391	3,018,942
7.41%, 09/01/2030	AAA	656,500	695,835
7.48%, 05/01/2026	AAA	1,062,436	1,137,139
7.49%, 04/01/2031	AAA	248,591	266,070
7.50%, 01/01/2016-06/01/2016	AAA	2,028,992	2,185,357
8.50%, 05/01/2020-03/01/2023	AAA	1,541,767	1,672,678
9.75%, 03/01/2016	AAA	139,092	151,690
10.50%, 04/01/2004-10/01/2005	AAA	3,587	3,736
FNMA:
2.50%, 06/01/2033	AAA	17,325,485	17,834,613
2.57%, 05/01/2033-06/01/2033	AAA	12,823,955	13,165,552
2.58%, 06/01/2033	AAA	12,747,817	13,124,629
2.59%, 06/01/2033	AAA	3,290,112	3,387,445
2.64%, 01/01/2032-07/01/2032 (h)	AAA	38,374,197	39,245,708
2.65%, 04/01/2033-06/01/2033	AAA	14,736,786	15,142,467
2.71%, 05/01/2033 (h)	AAA	3,998,787	4,101,381
2.72%, 05/01/2033	AAA	14,162,320	14,585,839
2.73%, 04/01/2033	AAA	1,593,972	1,634,180
2.74%, 12/01/2031-05/01/2033	AAA	28,428,263	29,243,934
2.75%, 03/01/2028	AAA	8,910,999	9,111,681
2.79%, 05/01/2033 (h)	AAA	7,017,433	7,219,404
2.81%, 05/01/2028-04/01/2033 (h)	AAA	10,675,175	10,934,129
2.82%, 04/01/2028-05/01/2028 (h)	AAA	8,715,794	8,967,125
2.86%, 03/01/2033	AAA	2,159,957	2,217,196
2.87%, 03/01/2033 (h)	AAA	3,181,130	3,274,675
2.89%, 07/01/2032 (h)	AAA	120,216,105	124,314,723
2.94%, 01/01/2032 (h)	AAA	6,068,956	6,278,759
2.95%, 05/01/2041	AAA	18,097,410	18,383,425
3.15%, 06/01/2030-12/01/2040	AAA	120,340,590	123,107,126
3.39%, 07/01/2022	AAA	1,318,403	1,362,014
3.45%, 05/01/2027	AAA	151,739	155,950
3.46%, 09/01/2017-08/01/2020	AAA	3,340,531	3,414,196
3.47%, 05/01/2033	AAA	10,527,093	10,846,196
3.48%, 07/01/2017	AAA	3,302,774	3,377,017
3.49%, 08/01/2017-05/01/2018	AAA	4,739,110	4,850,777
3.50%, 03/01/2018-10/01/2031	AAA	10,542,317	10,784,044
3.51%, 01/01/2018-01/01/2035	AAA	21,994,163	22,510,552
3.53%, 07/01/2017	AAA	1,373,039	1,403,903
3.54%, 04/01/2021-07/01/2026	AAA	1,106,943	1,134,840
3.55%, 11/01/2024	AAA	50,088	51,174
3.56%, 09/01/2018-03/01/2033 (h)	AAA	19,281,918	19,717,552
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
3.57%, 05/01/2036	AAA	$ 513,319	$ 530,600
3.58%, 03/01/2018 (h)	AAA	27,381,412	28,332,060
3.59%, 07/01/2032	AAA	2,335,675	2,404,149
3.63%, 03/01/2018	AAA	9,522,568	9,736,628
3.64%, 08/01/2027	AAA	344,906	352,592
3.65%, 02/01/2017	AAA	9,716,675	9,935,098
3.67%, 05/01/2027	AAA	1,151,145	1,186,039
3.69%, 12/01/2023	AAA	784,074	797,619
3.71%, 03/01/2027	AAA	1,774,854	1,841,882
3.73%, 04/01/2028-02/01/2031 (h)	AAA	5,711,289	5,899,014
3.75%, 05/01/2017-01/01/2019	AAA	1,030,294	1,050,622
3.79%, 03/01/2028	AAA	5,873,150	6,078,778
3.81%, 08/01/2017	AAA	258,648	263,880
3.83%, 01/01/2036	AAA	4,110,608	4,207,937
3.88%, 03/01/2015-07/01/2025	AAA	631,202	650,250
3.90%, 02/01/2025	AAA	1,328,284	1,375,522
3.91%, 10/01/2017	AAA	171,379	176,335
3.93%, 05/01/2022	AAA	963,483	992,538
3.94%, 03/01/2018-11/01/2025	AAA	452,682	463,747
3.95%, 04/01/2019-05/01/2028	AAA	18,217,142	18,700,647
3.99%, 09/01/2026	AAA	1,822,826	1,875,517
4.02%, 04/01/2028	AAA	4,593,709	4,759,161
4.03%, 02/01/2026	AAA	128,541	131,726
4.04%, 01/01/2036	AAA	1,921,982	1,968,231
4.05%, 04/01/2030	AAA	2,019,438	2,083,774
4.06%, 05/01/2020-06/01/2025	AAA	12,752,580	13,149,537
4.07%, 05/01/2018-08/01/2025	AAA	2,836,937	2,906,812
4.08%, 01/01/2026	AAA	1,831,507	1,880,321
4.10%, 12/01/2018-01/01/2028	AAA	4,291,597	4,444,470
4.12%, 04/01/2028	AAA	2,895,317	2,985,344
4.14%, 01/01/2018-07/01/2030 (h)	AAA	44,390,496	46,002,635
4.16%, 10/01/2030	AAA	2,090,530	2,144,330
4.17%, 05/01/2030	AAA	9,341,612	9,610,427
4.18%, 07/01/2026-05/01/2036	AAA	1,489,735	1,527,969
4.20%, 03/01/2018 (h)	AAA	25,494,799	26,340,111
4.21%, 09/01/2030	AAA	2,564,866	2,659,050
4.23%, 09/01/2026	AAA	1,227,876	1,263,369
4.24%, 12/01/2028-04/01/2037	AAA	6,097,734	6,289,893
4.25%, 11/01/2017-08/01/2028	AAA	11,666,852	11,978,553
4.27%, 09/01/2024	AAA	1,181,793	1,217,615
4.28%, 10/01/2025-07/01/2030	AAA	24,979,081	25,945,033
4.29%, 12/01/2027	AAA	1,759,084	1,815,773
4.30%, 10/01/2027 (h)	AAA	2,422,323	2,526,105
4.32%, 04/01/2028-10/01/2028	AAA	4,704,816	4,855,617
4.33%, 09/01/2018-09/01/2032	AAA	17,578,564	18,095,162
4.34%, 12/01/2024	AAA	789,601	816,790
4.36%, 11/01/2018-07/01/2024	AAA	970,163	991,817
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
4.375%, 12/01/2017	AAA	$ 80,085	$ 81,670
4.38%, 07/01/2033	AAA	10,087,855	10,387,891
4.39%, 12/01/2026	AAA	350,239	362,536
4.40%, 01/01/2025-06/01/2026	AAA	895,403	914,701
4.42%, 09/01/2028	AAA	3,918,453	4,018,607
4.43%, 03/01/2026	AAA	574,170	590,986
4.45%, 06/01/2026	AAA	978,363	1,012,967
4.47%, 09/01/2028	AAA	173,287	177,723
4.49%, 06/01/2024	AAA	138,368	142,280
4.50%, 07/01/2015	AAA	118,207	121,268
4.51%, 06/01/2016	AAA	1,536,850	1,591,376
4.53%, 04/01/2017-12/01/2028	AAA	2,508,775	2,593,275
4.54%, 08/01/2018-12/01/2024	AAA	1,849,728	1,898,795
4.55%, 01/01/2029-01/01/2033	AAA	7,963,249	8,257,960
4.56%, 11/01/2024-04/01/2025	AAA	2,978,456	3,109,110
4.57%, 09/01/2028-05/01/2033	AAA	20,676,047	21,209,569
4.58%, 01/01/2021-06/01/2034	AAA	10,700,494	10,937,744
4.61%, 05/01/2029	AAA	2,464,349	2,549,922
4.62%, 07/01/2021-05/01/2032	AAA	7,851,955	8,054,960
4.63%, 02/01/2019-07/01/2028	AAA	7,163,331	7,404,276
4.64%, 01/01/2029	AAA	230,309	236,835
4.65%, 09/01/2021-12/01/2028	AAA	2,726,203	2,780,317
4.67%, 04/01/2018-11/01/2035	AAA	23,724,069	24,555,929
4.69%, 01/01/2033	AAA	20,185,296	20,950,454
4.70%, 05/01/2028	AAA	1,045,460	1,066,928
4.73%, 05/01/2030	AAA	5,874,332	6,064,763
4.74%, 01/01/2033	AAA	8,965,038	9,301,312
4.76%, 07/01/2021	AAA	6,312,638	6,438,196
4.77%, 04/01/2033	AAA	25,243,810	26,351,091
4.78%, 05/01/2028-02/01/2033	AAA	7,399,586	7,667,149
4.81%, 08/01/2032	AAA	4,212,379	4,334,143
4.82%, 04/01/2029	AAA	9,289,957	9,597,535
4.84%, 08/01/2032 (h)	AAA	23,417,973	24,354,691
4.85%, 05/01/2032-12/01/2032	AAA	33,703,560	34,931,557
4.86%, 01/01/2033-06/01/2036	AAA	40,668,712	42,439,582
4.88%, 12/01/2032	AAA	9,369,686	9,723,333
4.90%, 06/01/2033	AAA	19,743,777	20,462,574
4.91%, 11/01/2032	AAA	39,662,911	41,462,914
4.92%, 04/01/2033	AAA	30,164,972	31,510,273
4.96%, 07/01/2026	AAA	119,057	122,999
4.97%, 05/01/2018-08/01/2032	AAA	41,964,252	43,420,635
4.98%, 07/01/2030-10/01/2032	AAA	55,312,784	57,878,878
5.00%, 09/01/2032 (h)	AAA	144,671,528	151,215,654
5.04%, 08/01/2014-05/01/2033	AAA	41,162,348	42,894,416
5.08%, 05/01/2030-12/01/2032	AAA	33,115,540	34,503,809
5.09%, 09/01/2019	AAA	274,800	282,542
5.11%, 04/01/2033	AAA	7,223,770	7,431,015
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.12%, 02/01/2032-04/01/2038	AAA	$ 78,259,971	$ 81,701,298
5.16%, 04/01/2024-07/01/2028	AAA	994,653	1,025,583
5.19%, 01/01/2017	AAA	2,561,675	2,631,811
5.20%, 08/01/2032	AAA	23,739,265	24,705,516
5.21%, 11/01/2017	AAA	1,244,970	1,278,859
5.25%, 04/01/2024	AAA	5,236,185	5,396,313
5.26%, 09/01/2032 (h)	AAA	16,891,887	17,639,719
5.27%, 01/01/2032	AAA	3,894,914	4,030,975
5.29%, 07/01/2032	AAA	8,326,045	8,650,217
5.30%, 08/01/2028-05/01/2034	AAA	10,449,948	10,799,700
5.31%, 04/01/2032-04/01/2033	AAA	98,361,996	102,183,377
5.32%, 06/01/2018-08/01/2032	AAA	16,358,401	16,969,617
5.33%, 09/01/2032	AAA	8,100,234	8,437,071
5.34%, 09/01/2030-03/01/2032	AAA	22,391,552	23,233,324
5.35%, 05/01/2018	AAA	465,058	488,679
5.36%, 08/01/2029-07/01/2039	AAA	19,139,632	19,866,586
5.37%, 06/01/2028-08/01/2032	AAA	8,756,621	9,142,974
5.38%, 04/01/2033 (h)	AAA	74,747,039	78,233,288
5.39%, 08/01/2032	AAA	4,612,087	4,760,010
5.40%, 08/01/2032	AAA	5,990,508	6,191,604
5.42%, 08/01/2032	AAA	8,642,435	8,958,468
5.43%, 06/01/2032	AAA	17,369,692	17,947,042
5.44%, 11/01/2032 (h)	AAA	57,783,531	61,558,242
5.45%, 06/01/2028	AAA	1,505,325	1,550,955
5.47%, 11/01/2028-09/01/2032	AAA	14,275,927	14,862,692
5.50%, 07/01/2032	AAA	6,268,255	6,494,772
5.51%, 11/01/2032	AAA	16,793,973	17,434,271
5.55%, 04/01/2033	AAA	55,069,347	57,400,516
5.57%, 08/01/2032-09/01/2032	AAA	42,043,128	43,909,003
5.58%, 10/01/2029	AAA	3,937,680	4,072,713
5.59%, 03/01/2032	AAA	2,364,430	2,434,868
5.60%, 07/01/2032	AAA	6,221,887	6,430,797
5.61%, 08/01/2019-06/01/2032	AAA	23,057,408	23,892,972
5.63%, 06/01/2032	AAA	7,429,321	7,691,826
5.64%, 05/01/2032	AAA	5,619,291	5,787,036
5.67%, 05/01/2032	AAA	7,442,294	7,793,886
5.68%, 02/01/2031	AAA	705,931	730,339
5.69%, 09/01/2018-03/01/2032	AAA	1,289,442	1,350,639
5.70%, 08/01/2032	AAA	9,643,315	10,026,874
5.71%, 12/01/2032 (h)	AAA	179,844,717	188,211,047
5.72%, 05/01/2032-10/01/2032	AAA	19,529,197	20,305,369
5.73%, 02/01/2029-09/01/2032	AAA	48,611,359	50,660,044
5.74%, 06/01/2032	AAA	5,675,507	5,889,863
5.75%, 11/01/2031	AAA	12,649,657	13,058,983
5.76%, 02/01/2007-12/01/2031	AAA	23,244,252	24,303,869
5.77%, 01/01/2031-04/01/2032 (h)	AAA	23,759,114	24,518,248
5.78%, 05/01/2032-06/01/2032	AAA	24,936,259	25,823,243
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.79%, 04/01/2030-07/01/2031	AAA	$12,694,401	$ 13,104,179
5.82%, 01/01/2023	AAA	501,063	520,726
5.85%, 03/01/2014-11/01/2031	AAA	29,431,721	30,547,458
5.86%, 08/01/2031	AAA	2,832,703	2,937,349
5.87%, 07/01/2029-10/01/2031	AAA	16,306,209	17,061,421
5.875%, 12/01/2030 (h)	AAA	22,162,874	23,022,378
5.88%, 07/01/2031	AAA	8,716,976	9,022,711
5.90%, 06/01/2032	AAA	7,594,011	7,882,469
5.91%, 06/01/2032	AAA	14,745,412	15,269,028
5.92%, 12/01/2031	AAA	2,880,605	2,997,321
5.93%, 07/01/2023-09/01/2031	AAA	11,388,920	11,910,241
5.94%, 05/01/2031	AAA	6,520,335	6,850,313
5.96%, 08/01/2032	AAA	17,008,252	17,959,316
5.98%, 04/01/2030-07/01/2031	AAA	16,796,694	17,352,474
6.00%, 03/01/2014-05/01/2033	AAA	40,136,048	42,114,395
6.02%, 07/01/2031-05/01/2041	AAA	1,754,356	1,805,280
6.04%, 01/01/2032	AAA	2,301,854	2,373,344
6.05%, 06/01/2032	AAA	5,266,013	5,479,639
6.06%, 03/01/2032	AAA	896,709	939,969
6.07%, 04/01/2032	AAA	5,527,416	5,810,433
6.09%, 05/01/2032	AAA	2,174,525	2,269,527
6.12%, 06/01/2019	AAA	73,431	74,299
6.13%, 06/01/2032	AAA	19,858,029	20,942,622
6.15%, 11/01/2031	AAA	2,115,656	2,225,874
6.16%, 09/01/2031-10/01/2031	AAA	9,890,345	10,227,355
6.17%, 11/01/2031	AAA	2,715,739	2,849,875
6.18%, 08/01/2029	AAA	65,491	67,326
6.21%, 09/01/2031	AAA	3,053,959	3,161,372
6.22%, 03/01/2032	AAA	3,391,879	3,588,007
6.23%, 07/01/2032	AAA	6,414,893	6,644,880
6.24%, 09/01/2031	AAA	9,596,638	9,939,162
6.25%, 08/01/2031-04/01/2032	AAA	6,666,289	6,977,232
6.28%, 11/01/2039	AAA	2,039,515	2,101,862
6.30%, 08/01/2031-12/01/2031	AAA	9,253,467	9,689,827
6.31%, 04/01/2032-06/01/2032	AAA	12,050,269	12,745,702
6.37%, 01/01/2031-08/01/2031	AAA	15,586,286	16,202,346
6.38%, 09/01/2031	AAA	18,917,296	19,602,948
6.40%, 07/01/2032	AAA	1,517,165	1,607,855
6.42%, 04/01/2031-12/01/2031	AAA	6,898,076	7,190,338
6.44%, 08/01/2028-07/01/2031	AAA	7,196,775	7,530,396
6.45%, 08/01/2031-12/01/2039	AAA	33,413,655	35,088,619
6.46%, 08/01/2031	AAA	11,130,320	11,562,811
6.49%, 09/01/2030-12/01/2031	AAA	7,261,396	7,532,621
6.50%, 11/01/2011-09/01/2032	AAA	88,217,822	93,109,527
6.51%, 11/01/2031	AAA	2,771,949	2,879,447
6.53%, 04/01/2008 #	AAA	980,108	1,014,972
6.54%, 02/01/2031 (h)	AAA	448,394	493,241
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
6.55%, 05/01/2027 (h)	AAA	$ 1,435,561	$ 1,478,403
6.57%, 02/01/2030	AAA	1,421,814	1,440,816
6.58%, 06/01/2030 (h)	AAA	8,373,593	8,836,757
6.59%, 09/01/2031	AAA	2,829,464	2,976,813
6.62%, 11/01/2031-05/01/2032	AAA	47,946,459	51,101,132
6.67%, 02/01/2033	AAA	5,778,512	5,952,575
6.68%, 10/01/2028-03/01/2032 (h)	AAA	9,866,071	10,161,275
6.71%, 02/01/2028	AAA	192,051	193,311
6.74%, 10/01/2030	AAA	3,796,893	3,862,324
6.76%, 11/01/2031-03/01/2032	AAA	22,338,326	23,194,371
6.77%, 06/01/2028-11/01/2031	AAA	2,469,453	2,602,106
6.81%, 06/01/2031	AAA	1,494,811	1,542,836
6.875%, 07/01/2027	AAA	200,399	203,213
6.88%, 08/01/2031	AAA	2,579,140	2,620,533
6.90%, 11/01/2031	AAA	16,973,356	17,559,336
6.92%, 06/01/2032 (h)	AAA	2,981,449	3,145,429
6.94%, 06/01/2027	AAA	3,264,230	3,366,004
7.00%, 10/01/2009-05/01/2033	AAA	76,274,554	81,698,467
7.01%, 11/01/2031	AAA	5,018,164	5,207,698
7.03%, 09/01/2007	AAA	2,863,573	3,034,995
7.05%, 12/01/2030	AAA	3,085,375	3,182,626
7.10%, 04/01/2032	AAA	10,580,991	11,324,967
7.11%, 04/01/2032	AAA	1,431,540	1,517,701
7.12%, 01/01/2027	AAA	1,792,098	1,845,748
7.15%, 01/01/2032	AAA	1,192,957	1,226,964
7.26%, 06/01/2024	AAA	1,241,519	1,305,259
7.33%, 10/01/2031	AAA	766,907	809,878
7.44%, 02/01/2032	AAA	7,362,384	7,793,438
7.50%, 02/01/2016-05/01/2033	AAA	60,864,915	65,741,380
7.52%, 05/01/2025	AAA	3,214,726	3,344,319
8.00%, 12/01/2026-07/01/2031	AAA	2,581,865	2,819,065
8.50%, 04/01/2026-06/01/2030	AAA	1,458,573	1,587,735
9.00%, 06/01/2009-07/01/2030	AAA	2,517,854	2,802,052
9.04%, 02/01/2032	AAA	788,641	886,684
9.50%, 04/01/2005-08/01/2021	AAA	840,620	930,632
10.00%, 01/01/2021	AAA	689,777	795,271
10.50%, 11/01/2019	AAA	295,269	335,415
10.75%, 10/01/2012	AAA	130,095	146,032
11.00%, 01/01/2016-01/01/2018	AAA	239,680	276,939
12.50%, 07/01/2015	AAA	360,611	425,654
GNMA:
4.375%, 02/20/2022	AAA	476,327	492,696
5.00%, 01/20/2030-12/20/2032	AAA	70,192,438	72,645,783
5.375%, 01/20/2016-05/20/2026	AAA	41,607,826	43,023,083
5.50%, 04/20/2032-06/20/2032	AAA	23,067,511	23,718,557
5.625%, 10/20/2015-10/20/2025	AAA	60,717,422	62,961,977
5.75%, 08/20/2017-09/20/2026	AAA	12,294,664	12,674,495
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
GNMA:
5.875%, 01/20/2022	AAA	$ 53,525	$ 55,524
6.00%, 12/20/2029	AAA	3,693,328	3,828,767
6.375%, 05/20/2017-05/20/2024	AAA	2,564,547	2,651,284
6.625%, 10/20/2017-10/20/2027	AAA	45,639,868	47,344,256
6.75%, 08/20/2015-07/20/2024	AAA	2,348,537	2,436,242
7.25%, 07/20/2022	AAA	78,661	81,586
7.50%, 02/20/2023-11/20/2023	AAA	186,223	198,256
7.89%, 10/20/2022	AAA	5,951,767	6,433,163
8.375%, 10/15/2020	AAA	4,489,972	4,922,425
9.00%, 05/15/2016-01/20/2025	AAA	1,749,997	1,951,665
9.50%, 08/15/2018-12/15/2021	AAA	1,706,287	1,923,210
10.25%, 11/15/2029	AAA	2,504,031	2,737,467
Total Mortgage-Backed Securities			5,065,407,036
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
FNMA, 0.00%, 07/15/2004 STRIPS (n)	AAA	2,019,000	1,991,802
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes, 4.25%, 01/15/2010	AAA	2,732,525	3,216,695

		Shares	Value

SHORT-TERM INVESTMENTS 12.0%
MUTUAL FUND SHARES 12.0%
Evergreen Institutional Money Market Fund (o) ##		1,216,615,873	1,216,615,873
Total Investments (cost $10,018,730,258) 99.6%			10,064,537,665
Other Assets and Liabilities 0.4%			37,379,257
Net Assets 100.0%			$10,101,916,922

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The portfolio primarily consists of adjustable rate securities that have interest rates that reset at periodic intervals when market rates changes. The interest rates presented are those in effect at June 30, 2003.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

Assets
Identified cost of securities	$ 10,018,730,258
Net unrealized gains on securities	45,807,407

Market value of securities	10,064,537,665
Receivable for securities sold	51,685,330
Principal paydown receivable	46,804,857
Receivable for Fund shares sold	85,711,945
Interest receivable	36,171,114
Prepaid expenses and other assets	250,402

Total assets	10,285,161,313

Liabilities
Dividends payable	9,724,379
Payable for securities purchased	131,178,317
Payable for Fund shares redeemed	40,175,469
Due to custodian bank	2,370
Advisory fee payable	57,846
Distribution Plan expenses payable	130,404
Due to other related parties	27,546
Accrued expenses and other liabilities	1,948,060

Total liabilities	183,244,391

Net assets	$ 10,101,916,922

Net assets represented by
Paid-in capital	$ 10,142,108,235
Overdistributed net investment income	(4,056,286)
Accumulated net realized losses on securities	(81,942,434)
Net unrealized gains on securities	45,807,407

Total net assets	$ 10,101,916,922

Net assets consists of
Class A	$ 2,102,064,791
Class B	945,624,560
Class C	2,824,812,424
Class I	2,732,661,324
Class IS	1,496,753,823

Total net assets	$ 10,101,916,922

Shares outstanding
Class A	218,372,595
Class B	98,236,495
Class C	293,454,575
Class I	283,881,042
Class IS	155,488,562

Net asset value per share
Class A	$ 9.63
Class A -- Offering price (based on sales charge of 3.25%)	$ 9.95
Class B	$ 9.63
Class C	$ 9.63
Class C -- Offering price (based on sales charge of 1.00%)	$ 9.73
Class I	$ 9.63
Class IS	$ 9.63

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2003

Investment income
Interest	$ 220,369,001

Expenses
Advisory fee	14,833,250
Distribution Plan expenses
Class A	3,839,510
Class B	8,018,309
Class C	23,310,392
Class IS	2,493,206
Administrative services fee	7,063,452
Transfer agent fees	4,353,645
Trustees' fees and expenses	101,434
Printing and postage expenses	306,527
Custodian fees	1,839,442
Registration and filing fees	956,278
Professional fees	46,965
Other	983,810

Total expenses	68,146,220
Less: Expense reductions	(24,310)
Expense reimbursements	(79,666)

Net expenses	68,042,244

Net investment income	152,326,757

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,913,374
Net change in unrealized gains or losses on securities	20,564,205

Net realized and unrealized gains or losses on securities	25,477,579

Net increase in net assets resulting from operations	$ 177,804,336

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2003		2002 (a)

Operations
Net investment income		$ 152,326,757		$ 70,479,953
Net realized gains or losses on securities		4,913,374		(10,864,082)
Net change in unrealized gains or losses on securities		20,564,205		17,532,653

Net increase in net assets resulting from operations		177,804,336		77,148,524

Distributions to shareholders from
Net investment income
Class A		(51,761,015)		(15,328,518)
Class B		(22,211,426)		(10,640,909)
Class C		(64,411,051)		(27,392,905)
Class I		(53,511,855)		(7,866,297)
Class IS		(35,231,464)		(11,472,017)

Total distributions to shareholders		(227,126,811)		(72,700,646)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	235,939,829	2,280,720,597	75,733,414	732,044,139
Class B	54,475,463	526,872,806	41,861,695	404,756,300
Class C	183,904,272	1,778,758,074	127,182,979	1,229,687,574
Class I	376,277,569	3,635,472,457	75,118,303	725,977,390
Class IS	172,264,853	1,664,704,362	73,540,230	711,024,980

		9,886,528,296		3,803,490,383

Net asset value of shares issued in reinvestment of distributions
Class A	3,871,566	37,422,674	1,125,853	10,888,024
Class B	1,458,419	14,100,950	682,168	6,597,223
Class C	3,557,966	34,401,305	1,737,316	16,801,510
Class I	2,973,374	28,733,552	549,901	5,318,834
Class IS	1,675,246	16,190,298	325,546	3,148,876

		130,848,779		42,754,467

Automatic conversion of Class B shares to Class A shares
Class A	480,580	4,644,006	128,089	1,236,413
Class B	(480,580)	(4,644,006)	(128,072)	(1,236,413)

		0		0

Payment for shares redeemed
Class A	(98,633,477)	(952,939,225)	(19,909,844)	(192,369,334)
Class B	(13,737,881)	(132,733,628)	(3,798,297)	(36,711,092)
Class C	(50,057,626)	(483,563,063)	(8,826,586)	(85,296,556)
Class I	(138,696,842)	(1,340,138,344)	(46,908,077)	(453,594,043)
Class IS	(79,300,604)	(766,230,014)	(22,611,150)	(218,424,692)

		(3,675,604,274)		(986,395,717)

Net increase in net assets resulting from capital share transactions		6,341,772,801		2,859,849,133

Total increase in net assets		6,292,450,326		2,864,297,011
Net assets
Beginning of period		3,809,466,596		945,169,585

End of period		$ 10,101,916,922		$ 3,809,466,596

Overdistributed net investment income		$ (4,056,286)		$ (3,762,947)

(a) For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	September 30, 2001

Operations
Net investment income		$ 13,821,297
Net realized losses on securities		(763,824)
Net change in unrealized gains or losses on securities		8,102,039

Net increase in net assets resulting from operations		21,159,512

Distributions to shareholders from
Net investment income
Class A		(4,665,749)
Class B		(2,180,693)
Class C		(3,263,649)
Class I		(3,155,617)
Class IS		(2,127,664)

Total distributions to shareholders		(15,393,372)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	22,408,204	215,481,681
Class B	17,847,951	171,817,578
Class C	36,141,650	348,096,267
Class I	11,090,339	106,899,022
Class IS	9,566,951	91,927,758

		934,222,306

Net asset value of shares issued in reinvestment of distributions
Class A	289,831	2,787,349
Class B	148,650	1,432,020
Class C	234,402	2,260,622
Class I	237,115	2,277,454
Class IS	152,380	1,463,870

		10,221,315

Automatic conversion of Class B shares to Class A shares
Class A	52,847	505,477
Class B	(52,801)	(505,477)

		0

Payment for shares redeemed
Class A	(5,902,234)	(56,736,480)
Class B	(572,247)	(5,501,854)
Class C	(808,168)	(7,771,330)
Class I	(203,314)	(1,943,769)
Class IS	(2,265,316)	(21,575,355)

		(93,528,788)

Net increase in net assets resulting from capital share transactions		850,914,833

Total increase in net assets		856,680,973
Net assets
Beginning of period		88,488,612

End of period		$ 945,169,585

Overdistributed net investment income		$ (1,049,563)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are

NOTES TO FINANCIAL STATEMENTS continued

marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers and mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $79,666.

During the year ended June 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $79,666 which represents 0.01% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities and mortgage dollar roll transactions) were $9,395,405,866 and $911,731,019, respectively, for the year ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $10,018,732,521. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,026,207 and $16,221,063, respectively, with a net unrealized appreciation of $45,805,144.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2003, the Fund had $12,398,282 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2010	2011

$34,064	$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund incurred and will elect to defer post-October losses of $69,541,889.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Overdistributed	Unrealized	Carryover and
Ordinary Income	Appreciation	Post-October Loss

$4,056,286	$45,805,144	$81,940,171

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2003	2002

Ordinary Income	$227,126,811	$72,700,646

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $24,310.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund, as of June 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 8, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566905    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Limited Duration Fund

Evergreen Limited Duration Fund: Annual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	INDEPENDENT AUDITORS' REPORT
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for Evergreen Limited Duration Fund, which covers the 12-month period ended June 30, 2003.

Market analysis

Investors in the fixed income markets have witnessed an extraordinary period over the past twelve months. The shaky domestic economic recovery and resulting profit weakness has been compounded by extreme pessimism due to the geopolitical threats of war and terror. The lingering effect of the corporate accounting irregularities has further eroded investor confidence. The need for proper diversification within asset classes for long-term strategies remains a paramount consideration for all investors. Those portfolios properly allocated within the fixed income markets have been able to participate in gains while limiting the risks present in this challenging environment.

The Federal Reserve maintained its accommodative stance throughout the period. Highlighted by a larger than expected 50-basis point reduction in interest rates at its November 2002 meeting, monetary

1

LETTER TO SHAREHOLDERS continued

policymakers continued to deliver a message of low rates throughout the past year. This message was accentuated by the Fed's acknowledgement of the (remote) possibilities of a deflationary spiral, which drove rates down further after the conclusion of its May 6th Federal Open Market Committee meeting. The period ended shortly after the Fed's 13th reduction in its target for the federal funds rate, to 1%, since it began its easing cycle in January of 2001. Over that time period, the Fed has reduced its target for overnight loans by 85%, from 6.50%.

Not surprisingly, the Treasury market has benefited from this policy stance over the past two years. After achieving a recent high of 5.4% in March 2002, the yield on the 10-year Treasury bond dropped to a low of 3.1% this past June. Additionally, the corporate bond market responded favorably to historically wide spreads relative to Treasuries. Investors in this sector have evidently shown faith in the economy's ability to recover, while corporations have strengthened balance sheets and taken steps to improve credibility.

2

LETTER TO SHAREHOLDERS continued

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access a new feature on our site that presents a detailed question and answer interview with the portfolio manager(s), which covers the annual reporting period for your fund. You can easily reach these commentaries by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

David K. Fowley, CFA
Customized Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Average annual return*

1 year with sales charge	0.70%	-1.83%	1.10%	N/A	N/A

1 year w/o sales charge	4.07%	3.17%	3.17%	4.20%	3.94%

5 year	5.11%	5.25%	5.35%	5.91%	5.65%

Since portfolio inception	5.43%	5.38%	5.27%	5.98%	5.73%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Limited Duration Fund Class A shares,1 versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 4.07% for the 12-month period ended June 30, 2003, excluding any applicable sales charge. During the same period, the Lehman Brothers 1-3 Year Government/Credit Index returned 5.81%, while the median returns of funds in Lipper's short investment grade debt category was 4.98%.

The investment backdrop for fixed income securities moved from one extreme to another during the 12 months. Early in the period, corporate securities, which we emphasize, performed poorly relative to government securities. Later, corporates staged a strong comeback. Our normal strategy is to overweight the spread sectors; corporate bonds and mortgage-backed securities, which are called spread sectors because they normally offer a yield advantage -- or spread -- over Treasury securities. We typically emphasize corporate bonds and mortgages because history has shown they have outperformed both Treasury and government agency securities in the long run on a risk-adjusted basis because of their yield advantages.

While our temporary retreat from a large corporate overweighting hurt performance early, the fund performed very well during the final months of the period, helped by both the renewed heavy emphasis on corporate securities and by our decision to keep the fund's sensitivity to interest rate changes -- or duration -- greater than that of the Lehman Brothers benchmark. This strategy worked as interest rates continued to fall and bond prices tended to rise.

We continued to emphasize corporate securities and mortgages. However, we have shortened our duration to be close to that of the Lehman Brothers 1-3 Year Government/Credit Index because we believe the next directional change in interest rates will be an increase, which would adversely affect bond prices, especially Treasuries.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1,2]
CLASS A
Net asset value, beginning of period	$10.45	$10.35
Income from investment operations
Net investment income	0.37	0.11
Net realized and unrealized gains or losses on securities	0.05	0.10
Total from investment operations	0.42	0.21
Distributions to shareholders from
Net investment income	-0.38	-0.11
Net asset value, end of period	$10.49	$10.45
Total return[3]	4.07%	2.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,440	$1,195
Ratios to average net assets
Expenses[4]	0.51%	0.43%[5]
Net investment income	3.30%	4.61%[5]
Portfolio turnover rate	147%	44%

1.  For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1,2]
CLASS B
Net asset value, beginning of period	$10.45	$10.35
Income from investment operations
Net investment income	0.28	0.09
Net realized and unrealized gains or losses on securities	0.05	0.10
Total from investment operations	0.33	0.19
Distributions to shareholders from
Net investment income	-0.29	-0.09
Net asset value, end of period	$10.49	$10.45
Total return[3]	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,747	$479
Ratios to average net assets
Expenses[4]	1.40%	1.33%[5]
Net investment income	2.39%	3.72%[5]
Portfolio turnover rate	147%	44%

1.  For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1,2]
CLASS C
Net asset value, beginning of period	$10.45	$10.35
Income from investment operations
Net investment income	0.28	0.09
Net realized and unrealized gains or losses on securities	0.05	0.10
Total from investment operations	0.33	0.19
Distributions to shareholders from
Net investment income	-0.29	-0.09
Net asset value, end of period	$10.49	$10.45
Total return[3]	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$27,444	$2,272
Ratios to average net assets
Expenses[4]	1.40%	1.33%[5]
Net investment income	2.39%	3.72%[5]
Portfolio turnover rate	147%	44%

1.  For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2.  The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000	1999	1998[2,3]
CLASS I
Net asset value, beginning of period	$10.45	$10.55	$10.18	$10.21	$10.52	$10.42
Income from investment operations
Net investment income	0.37	0.49	0.62	0.67	0.60	0.53
Net realized and unrealized gains or losses on securities	0.06	-0.20	0.42	-0.04	-0.29	0.10
Total from investment operations	0.43	0.29	1.04	0.63	0.31	0.63
Distributions to shareholders from
Net investment income	-0.39	-0.39	-0.67	-0.66	-0.60	-0.53
Net realized gains	0	0	0	0	-0.02	0
Total distributions to shareholders	-0.39	-0.39	-0.67	-0.66	-0.62	-0.53
Net asset value, end of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Total return	4.20%	2.82%	10.51%	6.42%	3.07%	6.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$445,835	$513,905	$331,219	$282,827	$312,157	$70,810
Ratios to average net assets
Expenses[4]	0.39%	0.33%[5]	0.27%	0.30%	0.31%	0.30%[5]
Net investment income	3.57%	4.71%[5]	6.06%	6.61%	5.88%	5.97%[5]
Portfolio turnover rate	147%	44%	116%	62%	147%	78%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from November 24, 1997 (commencement of class operations), to September 30, 1998.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1,2]	2001[2]	2000	1999	1998[2,3]
CLASS IS
Net asset value, beginning of period	$10.45	$10.55	$10.18	$10.21	$10.52	$10.41
Income from investment operations
Net investment income	0.35	0.47	0.59	0.64	0.58	0.11
Net realized and unrealized gains or losses on securities	0.05	-0.20	0.42	-0.03	-0.29	0.11
Total from investment operations	0.40	0.27	1.01	0.61	0.29	0.22
Distributions to shareholders from
Net investment income	-0.36	-0.37	-0.64	-0.64	-0.58	-0.11
Net realized gains	0	0	0	0	-0.02	0
Total distributions to shareholders	-0.36	-0.37	-0.64	-0.64	-0.60	-0.11
Net asset value, end of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Total return	3.94%	2.63%	10.24%	6.15%	2.81%	2.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$36,522	$32,724	$29,418	$9,148	$1,629	$614
Ratios to average net assets
Expenses[4]	0.65%	0.57%[5]	0.52%	0.54%	0.56%	0.55%[5]
Net investment income	3.31%	4.47%[5]	5.76%	6.45%	5.67%	5.84%[5]
Portfolio turnover rate	147%	44%	116%	62%	147%	78%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  Net investment income per share is based on average shares outstanding during the period.

3.  For the period from July 28, 1998 (commencement of class operations), to September 30, 1998.

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

5.  Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

ASSET-BACKED SECURITIES 8.0%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	AAA	$ 5,000,000	$ 5,304,096
Capital One Master Trust, Ser. 2001-3A, Class A, 5.45%, 03/16/2009	AAA	5,000,000	5,406,408
Chase Credit Card Owner Trust, Ser. 1999-3, Class A, 6.66%, 01/15/2007	AAA	5,000,000	5,290,600
Chase Manhattan Auto Owner Trust, Ser. 2001-B, Class A4, 3.80%, 05/15/2008	AAA	3,750,000	3,891,099
Diversified REIT Trust, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	AAA	4,916,667	5,485,500
Empire Funding Home Loan Owner Trust, 7.43%, 06/25/2024	A	2,434,963	2,538,530
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	AAA	3,489,899	3,658,655
Prudential Financial Asset Funding Corp., Ser. 1993-8, Class A, 5.78%, 11/15/2014	AAA	41,386	41,397
Residential Funding Mtge. Securities:
Ser. 2001-RS1, Class AI4, 7.01%, 03/25/2031	AAA	5,000,000	5,222,656
Ser. 2002-RS6, Class AI2, 3.21%, 11/25/2023	AAA	5,000,000	5,062,500
Total Asset-Backed Securities			41,901,441
COLLATERALIZED MORTGAGE OBLIGATIONS 12.2%
Banc America, Inc., Ser. 2001-7, 1.84%, 01/27/2011 144A (h)	AAA	3,500,000	3,428,141
Bank America Mtge. Securities, Inc.:
Ser. 2002-1, Class A1, 3.63%, 10/11/2033 144A	AAA	3,818,410	3,905,446
Ser. 2002-E, Class A1, 7.02%, 06/20/2031	BB	843,817	857,128
Commerce 2000, Ser. 2000-FL1A, Class H, 2.46%, 12/16/2011 144A	BB	2,325,983	2,328,314
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-FL1, Class C, 2.48%, 01/15/2010 144A	A	2,867,000	2,888,885
Deutsche Mtge. & Asset Receiving Corp., Ser. 1998-C1, Class A1, 6.22%, 09/15/2007	AAA	817,656	833,196
FHLMC, Ser. 1916, Class PB, 6.50%, 08/15/2011	AAA	1,170,224	1,207,524
FNMA, Ser. 1999-7, Class D, 6.00%, 03/18/2028	AAA	1,826,406	1,857,908
GE Capital Mtge. Svcs., Inc.:
Ser. 02-A2, Class A1, 3.35%, 08/11/2036	AAA	5,329,283	5,494,581
Ser. 03-A2, Class A3, 2.85%, 01/30/2006	AAA	6,000,000	6,141,750
Ser. 1994-9, Class M, 6.50%, 02/25/2024	AAA	1,595,528	1,595,444
Ser. 1999-3, Class M, 6.50%, 05/25/2029	AAA	1,062,959	1,083,214
GMAC Mtge. Corp. Loan Trust, Ser. 1999-J1, Class B1, 6.75%, 08/25/2029	AAA	1,374,082	1,408,208
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A (h)	A+	2,934,614	3,112,525
JP Morgan Chase Mtge. Securities Corp., Ser. 2002-FL1, Class C, 2.45%, 02/14/2015 144A	BB	3,187,555	3,185,914
Lehman Brothers Comml. Mtge. Trust, Ser. 2002-LLFA, Class G, FRN, 2.18%, 06/14/2017 144A	BB	5,085,000	5,086,417
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.23%, 01/25/2029	AAA	$ 3,113,014	$ 3,461,649
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 01/15/2006	AAA	2,500,000	2,749,410
PNC Mtge. Securities Corp.:
Ser. 1998-12, Class CB1, 6.75%, 01/25/2029	AAA	1,408,515	1,478,670
Ser. 1999-1, Class CB2, 6.77%, 03/25/2029	AAA	3,169,899	3,309,346
Residential Funding Mtge. Securities:
Ser. 1995-J4, Class 1, 6.61%, 05/28/2005 (h)	AAA	1,971,515	2,044,215
Ser. 1998-QS7, Class M2, 6.75%, 07/25/2028	AAA	2,727,229	2,783,194
Salomon Brothers Mtge. Securities, Inc., Ser. 1999-AQ2, Class M1, 2.03%, 11/15/2029	AAA	4,000,000	4,038,723
Total Collateralized Mortgage Obligations			64,279,802
CORPORATE BONDS 43.9%
CONSUMER DISCRETIONARY 5.3%
Media 4.3%
AOL Time Warner, Inc., 6.125%, 04/15/2006	BBB+	5,000,000	5,471,460
COX Communications, Inc., 6.875%, 06/15/2005	BBB	5,200,000	5,677,105
Lenfest Communications, Inc., 8.375%, 11/01/2005	BBB	5,000,000	5,646,130
Walt Disney Co., 6.75%, 03/30/2006	BBB+	5,000,000	5,571,485
22,366,180
Specialty Retail 1.0%
Home Depot, Inc., 5.375%, 04/01/2006 (p)	AA	5,000,000	5,459,340
CONSUMER STAPLES 2.6%
Beverages 0.8%
Coca Cola Co., 4.00%, 06/01/2005	A+	4,000,000	4,188,000
Food & Staples Retailing 1.0%
Kroger Co., 7.625%, 09/15/2006	BBB-	4,475,000	5,106,991
Personal Products 0.8%
Gillette Co., 4.00%, 06/30/2005	AA-	4,000,000	4,199,092
ENERGY 2.4%
Oil & Gas 2.4%
Pemex Project Funding Master Trust, 8.50%, 02/15/2008	BBB-	5,000,000	5,850,000
Progress Energy, Inc., 6.75%, 03/01/2006	BBB	6,000,000	6,673,128
12,523,128
FINANCIALS 22.9%
Capital Markets 5.0%
Bear Stearns Companies, Inc., MTN, 7.33%, 10/28/2004	A	3,500,000	3,769,157
Credit Suisse First Boston Mtge. Securities Corp., 5.875%, 08/01/2006	A+	4,000,000	4,427,760
Goldman Sachs Group, Inc., 7.625%, 08/17/2005	A+	4,000,000	4,509,828
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Lehman Brothers Holdings, 7.75%, 01/15/2005	A	$ 2,500,000	$ 2,745,472
Merrill Lynch & Co., Inc.:
2.47%, 03/10/2006	A+	1,115,000	1,126,098
Ser. B, 4.54%, 03/08/2005 MTN	A+	4,000,000	4,179,844
Morgan Stanley Dean Witter & Co., 7.75%, 06/15/2005	A+	5,000,000	5,573,630
26,331,789
Commercial Banks 4.7%
Abbey National Plc, 6.69%, 10/17/2005	A+	4,000,000	4,433,212
Bank One Corp., 6.50%, 02/01/2006	A	5,000,000	5,553,830
Fifth Third Bank, 6.75%, 07/15/2005	A+	4,500,000	4,917,388
Home Savings of America, 6.50%, 08/15/2004	BBB+	4,000,000	4,187,080
Midland Bank Corp., 7.625%, 06/15/2006	A+	1,500,000	1,741,256
NationsBank Corp., 6.125%, 07/15/2004	A+	3,500,000	3,675,353
24,508,119
Consumer Finance 3.8%
BP Capital Markets Plc, 4.625%, 05/27/2005	AA+	5,000,000	5,295,045
GE Capital Corp., 7.25%, 02/01/2005 (p)	AAA	3,000,000	3,273,744
MBNA Corp.:
6.50%, 06/20/2006	BBB+	1,000,000	1,104,027
7.75%, 09/15/2005 144A	BBB+	4,000,000	4,461,092
Reed Elsevier Capital, Inc., 6.125%, 08/01/2006	A-	5,000,000	5,585,425
19,719,333
Diversified Financial Services 3.2%
Citigroup, Inc., 5.50%, 08/09/2006	AA-	5,000,000	5,493,305
Household Finance Corp., 7.875%, 03/01/2007	A	3,500,000	4,128,520
National Rural Utilities Coop., 3.00%, 02/15/2006	A+	5,000,000	5,141,030
Secured Finance, Inc., 9.05%, 12/15/2004	AAA	2,000,000	2,191,214
16,954,069
Insurance 3.1%
Allstate Corp., 7.875%, 05/01/2005	A+	5,400,000	6,001,641
American General Financial Corp., 6.75%, 11/15/2004	A+	3,500,000	3,743,562
American International Group, Inc., 2.85%, 12/01/2005	AAA	4,500,000	4,598,806
Florida Residential Property & Casualty, 7.45%, 07/01/2004 144A	A2	2,000,000	2,093,886
16,437,895
Real Estate 2.0%
EOP Operating, Ltd., 8.375%, 03/15/2006	BBB+	5,370,000	6,160,845
Simon Debartolo Group, Inc., REIT, 6.75%, 07/15/2004	BBB	4,000,000	4,189,904
10,350,749
Thrifts & Mortgage Finance 1.1%
Washington Mutual, Inc., 8.25%, 06/15/2005	A-	5,200,000	5,807,246
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Wyeth, 6.25%, 03/15/2006	A	$ 4,000,000	$ 4,438,120
INDUSTRIALS 4.6%
Aerospace & Defense 2.5%
Honeywell International, Inc., 6.875%, 10/03/2005	A	5,000,000	5,570,595
Lockheed Martin Corp., 7.25%, 05/15/2006	BBB	3,470,000	3,954,384
United Technologies Corp., 6.625%, 11/15/2004	A+	3,500,000	3,737,359
13,262,338
Machinery 1.0%
Deere & Co., 3.125%, 12/15/2005	A-	5,000,000	5,147,480
Road & Rail 1.1%
Union Pacific Corp., 6.79%, 11/09/2007	BBB-	5,000,000	5,728,930
INFORMATION TECHNOLOGY 1.1%
Communications Equipment 1.1%
SBC Communications, Inc., 5.75%, 05/02/2006	A+	5,000,000	5,526,440
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.2%
GTE Corp., 6.36%, 04/15/2006	A+	5,390,000	6,001,215
Quest Diagnostics, Inc., 6.75%, 07/12/2006	BBB	420,000	470,754
6,471,969
Wireless Telecommunications Services 1.0%
AT& T Wireless Services Inc.:
6.875%, 04/18/2005	BBB	3,000,000	3,246,816
7.35%, 03/01/2006	BBB	2,000,000	2,245,930
5,492,746
UTILITIES 2.0%
Electric Utilities 2.0%
Dominion Resources, Inc., 7.625%, 07/15/2005	BBB+	5,000,000	5,564,415
Firstenergy Corp., 5.50%, 11/15/2006	BBB-	4,500,000	4,828,410
10,392,825
Total Corporate Bonds			230,412,779
MORTGAGE-BACKED SECURITIES 11.1%
FHLMC:
2.75%, 03/15/2008 (p)	AAA	21,000,000	21,200,613
3.71%, 07/25/2022	AAA	5,800,000	5,825,491
6.00%, 11/01/2012	AAA	9,513,856	9,926,587
6.50%, 07/01/2004-09/01/2008	AAA	1,060,411	1,104,878
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
6.50%, 09/01/2005-12/01/2013	AAA	$ 12,826,517	$ 13,545,866
7.125%, 02/15/2005	AAA	5,000,000	5,470,190
GNMA:
6.50%, 12/15/2008-10/15/2010	AAA	285,431	303,725
8.00%, 08/15/2007	AAA	1,135	1,213
8.50%, 06/20/2005-09/20/2005	AAA	47,484	50,021
9.00%, 09/15/2003-08/15/2022	AAA	305,617	338,794
10.00%, 03/20/2004	AAA	186	193
14.00%, 02/15/2012-06/15/2012	AAA	458,409	556,173
Total Mortgage-Backed Securities			58,323,744
U.S. GOVERNMENT & AGENCY OBLIGATIONS 13.0%
FFCB, 5.125%, 03/06/2006	AAA	7,000,000	7,625,807
FHLB:
1.875%, 06/15/2006 (p)	AAA	16,000,000	16,053,088
2.125%, 12/15/2004	AAA	10,000,000	10,129,730
2.50%, 12/15/2005	AAA	6,500,000	6,643,403
4.125%, 01/14/2005	AAA	8,500,000	8,869,410
7.66%, 08/27/2003	BB	200,000	200,978
FHLMC, 5.50%, 07/15/2006 (p)	AAA	10,000,000	11,074,190
U.S. Government Agency securities:
3.50% - 8.00%, 03/01/2008 - 07/01/2033 (pp)	N/A	12,347,863	7,653,525
Total U.S. Government & Agency Obligations			68,250,131
U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Notes:
1.50%, 02/28/2005	AAA	6,000,000	6,030,708
1.75%, 12/31/2004 (f)	AAA	400,000	403,594
2.625%, 05/15/2008 (p)	AAA	15,000,000	15,141,810
5.75%, 11/15/2005 (p)	AAA	2,000,000	2,201,798
6.75%, 05/15/2005 (p)	AAA	20,000,000	22,032,040
Total U.S. Treasury Obligations			45,809,950
YANKEE OBLIGATIONS-CORPORATE 2.2%
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
British Telecommunications Plc, 7.875%, 12/15/2005	A-	5,000,000	5,698,075
France Telecom SA, 8.70%, 03/01/2006	BB	5,000,000	5,707,510
Total Yankee Obligations-Corporate			11,405,585
YANKEE OBLIGATIONS-GOVERNMENT 1.0%
Italy, 2.50%, 03/31/2006	AA	5,000,000	5,101,240
SHORT-TERM INVESTMENTS 16.0%
COMMERCIAL PAPER 0.1%
Suntrust Bank, Inc. 1.00%, 08/04/2004		200,000	199,846
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Shares	Value

MUTUAL FUND SHARES 15.9%
Evergreen Institutional Money Market Fund (o)	2,882,827	$ 2,882,827
Navigator Prime Portfolio (pp)	80,938,334	80,938,334
83,821,161
Total Short-Term Investments		84,021,007
Total Investments (cost $602,856,896) 116.1%		609,505,679
Other Assets and Liabilities (16.1%)		(84,518,220)
Net Assets 100.0%		$ 524,987,459

(f)	All or a portion of the principal amount of security was pledged to cover initial margin requirements for open futures contracts.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

Assets
Identified cost of securities	$ 602,856,896
Net unrealized gains on securities	6,648,783

Market value of securities	609,505,679
Principal paydown receivable	147,554
Receivable for Fund shares sold	523,027
Receivable for securities lending income	5,076
Interest receivable	5,513,978
Prepaid expenses and other assets	58,570

Total assets	615,753,884

Liabilities
Dividends payable	784,930
Payable for Fund shares redeemed	1,239,032
Payable for securities on loan	88,591,859
Payable for daily variation margin on open futures contracts	115,547
Advisory fee payable	3,163
Distribution Plan expenses payable	493
Due to other related parties	1,438
Accrued expenses and other liabilities	29,963

Total liabilities	90,766,425

Net assets	$ 524,987,459

Net assets represented by
Paid-in capital	$ 517,121,066
Overdistributed net investment income	(789,225)
Accumulated net realized gains on securities and futures contracts	1,825,494
Net unrealized gains on securities and futures contracts	6,830,124

Total net assets	$ 524,987,459

Net assets consists of
Class A	$ 6,439,871
Class B	8,747,175
Class C	27,443,607
Class I	445,834,551
Class IS	36,522,255

Total net assets	$ 524,987,459

Shares outstanding
Class A	614,159
Class B	834,127
Class C	2,617,102
Class I	42,514,407
Class IS	3,482,766

Net asset value per share
Class A	$ 10.49
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.84
Class B	$ 10.49
Class C	$ 10.49
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.60
Class I	$ 10.49
Class IS	$ 10.49

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended June 30, 2003

Investment income
Interest	$ 21,236,946

Expenses
Advisory fee	1,181,788
Distribution Plan expenses
Class A	7,866
Class B	60,479
Class C	196,030
Class IS	93,821
Administrative services fee	537,176
Transfer agent fees	82,180
Trustees' fees and expenses	7,519
Printing and postage expenses	35,994
Custodian fees	137,023
Registration and filing fees	113,696
Professional fees	23,209
Other	4,793

Total expenses	2,481,574
Less: Expense reductions	(3,729)
Fee waivers and expense reimbursements	(6,386)

Net expenses	2,471,459

Net investment income	18,765,487

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	5,003,276
Futures contracts	(395,688)

Net realized gains on securities and futures contracts	4,607,588
Net change in unrealized gains or losses on securities and futures contracts	(1,969,024)

Net realized and unrealized gains or losses on securities and futures contracts	2,638,564

Net increase in net assets resulting from operations	$ 21,404,051

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2003		2002 (a)

Operations
Net investment income		$ 18,765,487		$ 15,876,996
Net realized gains or losses on securities and futues contracts		4,607,588		(1,018,912)
Net change in unrealized gains or losses on securities and futures contracts		(1,969,024)		(1,205,481)

Net increase in net assets resulting from operations		21,404,051		13,652,603

Distributions to shareholders from
Net investment income
Class A		(159,508)		(824)
Class B		(154,454)		(56)
Class C		(500,460)		(423)
Class I		(17,648,302)		(15,366,036)
Class IS		(1,311,282)		(1,233,856)

Total distributions to shareholders		(19,774,006)		(16,601,195)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,044,950	10,938,076	114,211	1,195,529
Class B	925,679	9,683,002	45,860	479,515
Class C	2,790,396	29,185,201	217,274	2,271,792
Class I	23,651,660	247,344,894	26,284,119	274,241,003
Class IS	2,415,462	25,268,775	3,351,655	35,067,968

		322,419,948		313,255,807

Net asset value of shares issued in reinvestment of distributions
Class A	11,709	122,517	76	800
Class B	10,769	112,644	5	49
Class C	35,499	371,340	42	433
Class I	362,292	3,790,504	340,404	3,557,354
Class IS	87,817	918,781	81,206	848,045

		5,315,786		4,406,681

Automatic conversion of Class B shares to Class A shares
Class A	6,141	64,157	0	0
Class B	(6,141)	(64,157)	0	0

		0		0

Payment for shares redeemed
Class A	(562,928)	(5,874,157)	0	0
Class B	(142,045)	(1,484,223)	0	0
Class C	(426,109)	(4,459,746)	0	0
Class I	(30,656,188)	(320,699,926)	(8,871,564)	(92,604,824)
Class IS	(2,150,576)	(22,435,723)	(3,092,061)	(32,170,598)

		(354,953,775)		(124,775,422)

Net increase (decrease) in net assets resulting from capital share transactions		(27,218,041)		192,887,066

Total increase (decrease) in net assets		(25,587,996)		189,938,474
Net assets
Beginning of period		550,575,455		360,636,981

End of period		$ 524,987,459		$ 550,575,455

Overdistributed net investment income		$ (789,225)		$ (1,360,800)

(a) For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
See Notes to Financial Statements

19

	Year Ended
	September 30, 2001

Operations
Net investment income		$ 18,850,132
Net realized gains on securities and futures contracts		2,677,863
Net change in unrealized gains or losses on securities and futures contracts		9,925,011

Net increase in net assets resulting from operations		31,453,006

Distributions to shareholders from
Net investment income
Class I		(18,604,181)
Class IS		(1,433,633)

Total distributions to shareholders		(20,037,814)

	Shares
Capital share transactions
Proceeds from shares shold
Class I	14,105,558	146,499,037
Class IS	3,396,563	35,011,744

		181,510,781

Net asset value of shares issued in reinvestment of distributions
Class I	402,976	4,175,845
Class IS	74,995	778,955

		4,954,800

Payment for shares redeemed
Class I	(10,885,834)	(112,789,790)
Class IS	(1,580,929)	(16,429,407)

		(129,219,197)

Net increase in net assets resulting from capital share transacitons		57,246,384

Total increase in net assets		68,661,576
Net assets
Beginning of period		291,975,405

End of period		$ 360,636,981

Overdistributed net investment income		$ (977,701)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Limited Duration Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

21

NOTES TO FINANCIAL STATEMENTS continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

22

NOTES TO FINANCIAL STATEMENTS continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.22% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $2,743. During the year ended June 30, 2003, EIMC waived its fees in the amount of $3,643 and reimbursed expenses relating to Class A shares in the amount of $2,743 which represents 0.00% of the Fund's average daily net assets and 0.06% of the average daily net assets of Class A shares, respectively.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.10% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

23

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$425,994,970	$420,682,394	$348,747,790	$424,497,277

At June 30, 2003, the Fund had open short futures contracts outstanding as follows:

		Initial	Value at	Unrealized
Expiration	Contracts	Contract Amount	June 30, 2003	Gain

	435 5-Year U.S.
September 30, 2003	Treasury Note Futures	$50,260,716	$50,079,375	$181,341

During the year ended June 30, 2003, the Fund loaned securities to certain brokers. At June 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $86,912,443 and $88,591,859, respectively. During the year ended June 30, 2003, the Fund earned $41,227 in income from securities lending.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $602,856,896. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,890,167 and $1,241,384, respectively, with a net unrealized appreciation of $6,648,783.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $389,781.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Underdistributed	Unrealized
Ordinary Income	Appreciation	Post-October Loss

$1,607,391	$6,648,783	$389,781

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to short-term capital gains. Short-term capital gains are considered ordinary income for income tax purposes.

24

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended June 30,
	2003	2002

Ordinary Income	$ 19,774,006	$ 16,601,195

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $3,729.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2003, the Fund had no borrowings under this agreement.

25

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Limited Duration Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Limited Duration Fund, as of June 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 8, 2003

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

28

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566903    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Short Intermediate Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
29	INDEPENDENT AUDITORS' REPORT
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for Evergreen Short Intermediate Bond Fund, which covers the 12-month period ended June 30, 2003.

Market analysis

Investors in the fixed income markets have witnessed an extraordinary period over the past twelve months. The shaky domestic economic recovery and resulting profit weakness has been compounded by extreme pessimism due to the geopolitical threats of war and terror. The lingering effect of the corporate accounting irregularities has further eroded investor confidence. The need for proper diversification within asset classes for long-term strategies remains a paramount consideration for all investors. Those portfolios properly allocated within the fixed income markets have been able to participate in gains while limiting the risks present in this challenging environment.

The Federal Reserve maintained its accommodative stance throughout the period. Highlighted by a larger than expected 50-basis point reduction in interest rates at its November 2002 meeting, monetary

1

LETTER TO SHAREHOLDERS continued

policymakers continued to deliver a message of low rates throughout the past year. This message was accentuated by the Fed's acknowledgement of the (remote) possibilities of a deflationary spiral, which drove rates down further after the conclusion of its May 6th FOMC meeting. The period ended shortly after the Fed's 13th reduction in its target for the federal funds rate, to 1%, since it began its easing cycle in January of 2001. Over that time period, the Fed has reduced its target for overnight loans by 85%, from 6.50%.

Not surprisingly, the Treasury market has benefited from this policy stance over the past two years. After achieving a recent high of 5.4% in March 2002, the yield on the 10-year Treasury bond dropped to a low of 3.1% this past June. Additionally, the corporate bond market responded favorably to historically wide spreads relative to Treasuries. Investors in this sector have evidently shown faith in the economy's ability to recover, while corporations have strengthened balance sheets and taken steps to improve credibility.

2

LETTER TO SHAREHOLDERS continued

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access a new feature on our site that presents a detailed question and answer interview with the portfolio manager(s), which covers the annual reporting period for your fund. You can easily reach these commentaries by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

3

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Average annual return*

1 year with sales charge	6.86%	4.45%	7.38%	N/A	N/A

1 year w/o sales charge	10.42%	9.45%	9.45%	10.54%	10.27%

5 year	6.88%	7.08%	7.17%	7.62%	7.35%

10 year	6.04%	5.95%	5.85%	6.53%	6.26%

*Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short Intermediate Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 10.42% for the 12-month period ended June 30, 2003, excluding any applicable sales charge. During the same period, the Lehman Brothers Intermediate Government/Credit Index returned 10.84%, while the median returns of funds in Lipper's short-intermediate investment grade debt category was 7.77%.

As interest rates generally declined throughout the period, bond prices rose, providing a positive backdrop for investing in fixed income securities. Early in the period, evidence continued to accumulate that the overall economy was slowing, and government and high-grade corporate bonds tended to outperform more economically sensitive corporate sectors. Signs of a slumping economy included slowing consumer spending, rising unemployment and declining industrial production. However, beginning in November 2002, investors began anticipating a turnaround in the economy, and corporate bonds generally outperformed government securities for the remainder of the fiscal year. Especially during the first six months of 2003, lower-rated corporates tended to produce the best performance, while mortgage-backed securities tended to lag other sectors. Heavy mortgage prepayments by homeowners who refinanced their mortgages to take advantages of low interest rates undermined the values of many mortgage securities.

To spur the economy into a period of sustained growth, the Federal Reserve Board lowered short-term interest rates twice during the period, in November 2002 and again in June 2003. Altogether, the Fed has cut short-term rates 13 times since January 2001, producing the lowest short-term rates in 40 years.

We overweighted the corporate and mortgage sectors for much of the period, taking advantage of the improving performance in securities that offer a yield advantage over Treasuries. After the impressive performance by corporates in late 2002 and early 2003, we began to pare back our corporate position to take profits. However, we maintained an emphasis on lower-rated, investment-grade corporates, which continued to perform very well. While we overweighted mortgages, our decision to emphasize those securities with protection against prepayment risk helped diminish the effects of the underperformance by the mortgage sector, thus far in 2003.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1]
CLASS A
Net asset value, beginning of period	$6.01	$6.01
Income from investment operations
Net investment income	0.27	0.02
Net realized and unrealized gains or losses on securities	0.34	0
Total from investment operations	0.61	0.02
Distributions to shareholders from
Net investment income	-0.27	-0.02
Net realized gains	-0.02	0
Total distributions to shareholders	-0.29	-0.02
Net asset value, end of period	$6.33	$6.01
Total return[2]	10.42%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$93,989	$75,418
Ratios to average net assets
Expenses[3]	0.67%	0.67%[4]
Net investment income	4.35%	4.85%[4]
Portfolio turnover rate	132%	138%

1.  For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1]
CLASS B
Net asset value, beginning of period	$6.01	$6.01
Income from investment operations
Net investment income	0.21	0.02
Net realized and unrealized gains or losses on securities	0.35	0
Total from investment operations	0.56	0.02
Distributions to shareholders from
Net investment income	-0.22	-0.02
Net realized gains	-0.02	0
Total distributions to shareholders	-0.24	-0.02
Net asset value, end of period	$6.33	$6.01
Total return[2]	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$21,249	$16,801
Ratios to average net assets
Expenses[3]	1.57%	1.57%[4]
Net investment income	3.45%	3.94%[4]
Portfolio turnover rate	132%	138%

1.  For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
	2003	2002[1]
CLASS C
Net asset value, beginning of period	$6.01	$6.01
Income from investment operations
Net investment income	0.21	0.02
Net realized and unrealized gains or losses on securities	0.35	0
Total from investment operations	0.56	0.02
Distributions to shareholders from
Net investment income	-0.22	-0.02
Net realized gains	-0.02	0
Total distributions to shareholders	-0.24	-0.02
Net asset value, end of period	$6.33	$6.01
Total return[2]	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$39,936	$28,833
Ratios to average net assets
Expenses[3]	1.57%	1.57%[4]
Net investment income	3.44%	3.94%[4]
Portfolio turnover rate	132%	138%

1.  For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1]	2001	2000	1999	1998[2]
CLASS I
Net asset value, beginning of period	$6.01	$6.18	$5.83	$5.82	$6.12	$5.96
Income from investment operations
Net investment income	0.28	0.24	0.36	0.37	0.35	0.31
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.34	-0.03	0.35	0.01	-0.30	0.16
Total from investment operations	0.62	0.21	0.71	0.38	0.05	0.47
Distributions to shareholders from
Net investment income	-0.28	-0.23	-0.36	-0.37	-0.35	-0.31
Net realized gains	-0.02	-0.15	0	0	0	0
Total distributions to shareholders	-0.30	-0.38	-0.36	-0.37	-0.35	-0.31
Net asset value, end of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Total return	10.54%	3.63%	12.49%	6.82%	0.84%	8.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,149,953	$822,835	$513,230	$554,432	$590,927	$668,907
Ratios to average net assets
Expenses[3]	0.57%	0.57%[4]	0.56%	0.52%	0.49%	0.52%[4]
Net investment income	4.44%	5.17%[4]	5.96%	6.52%	5.86%	5.99%[4]
Portfolio turnover rate	132%	138%	187%	37%	63%	46%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  For the period from November 24, 1997 (commencement of class operations), to September 30, 1998.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,		Year Ended September 30,
	2003	2002[1]	2001	2000	1999	1998[2]
CLASS IS
Net asset value, beginning of period	$6.01	$6.18	$5.83	$5.82	$6.12	$5.97
Income from investment operations
Net investment income	0.27	0.22	0.34	0.36	0.33	0.20
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.34	-0.02	0.35	0.01	-0.30	0.15
Total from investment operations	0.61	0.20	0.69	0.37	0.03	0.35
Distributions to shareholders from
Net investment income	-0.27	-0.22	-0.34	-0.36	-0.33	-0.20
Net realized gains	-0.02	-0.15	0	0	0	0
Total distributions to shareholders	-0.29	-0.37	-0.34	-0.36	-0.33	-0.20
Net asset value, end of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Total return	10.27%	3.43%	12.21%	6.55%	0.59%	5.94%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,512	$16,601	$14,163	$12,709	$11,590	$9,808
Ratios to average net assets
Expenses[3]	0.83%	0.83%[4]	0.81%	0.78%	0.74%	0.77%[4]
Net investment income	4.22%	4.93%[4]	5.70%	6.26%	5.65%	5.65%[4]
Portfolio turnover rate	132%	138%	187%	37%	63%	46%

1.  For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2.  For the period from March 9, 1998 (commencement of class operations), to September 30, 1998.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 2.6%
Chase Manhattan Auto Owner Trust, Ser. 2001-A, Class A4, 5.07%, 02/15/2008	AAA	$ 1,500,000	$ 1,577,718
Citibank Credit Card Issuance Trust, Ser. 2001, Class C3, 6.65%, 05/15/2008	BBB	6,675,000	7,350,284
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A-3B, 1.30%, 01/15/2006	AAA	6,497,803	6,502,812
Prudential Securities Secured Financing Corp., Ser. 1994-4, Class A1, 8.12%, 02/15/2025	AAA	1,213,520	1,258,695
Residential Asset Mtge. Products, Inc.:
Ser. 2001-RZ4, Class A5, 5.83%, 11/25/2031	AAA	11,000,000	11,622,920
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	AAA	5,793,500	6,194,564
Ser. 2002-RZ1, Class A2, 4.30%, 04/25/2023	AAA	301,185	301,158
West Penn Funding LLC, Ser. 1999-A, Class A2, 6.63%, 12/26/2005	AAA	76,682	78,106
Total Asset-Backed Securities			34,886,257
COLLATERALIZED MORTGAGE OBLIGATIONS 17.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	7,350,000	8,559,698
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.29%, 10/15/2036 144A	BBB	5,000,000	5,898,012
Citicorp Mtge. Securities, Inc., Ser. 1992-18, Class A1, 4.16%, 11/25/2022	AAA	2,028,126	2,043,486
Comml. Mtge. Asset Trust, Ser. 1999-C2, Class A1, 7.29%, 11/17/2032	AAA	5,298,369	5,950,129
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.78%, 02/20/2021	AAA	741,146	740,144
FHLMC:
Ser. 1935, Class FL, 1.89%, 02/15/2027	AAA	127,427	127,916
Ser. 2075, Class D, 6.50%, 08/15/2028	AAA	11,095,000	11,573,666
Ser. 2359, Class PH, 6.50%, 03/15/2030	AAA	10,000,000	10,149,365
Ser. 2367, Class BC, 6.00%, 04/15/2016	AAA	5,652,404	5,816,139
Ser. 2374, Class PD, 5.50%, 04/15/2014	AAA	11,529,000	11,766,667
Ser. 2382, Class GC, 6.00%, 10/15/2027	AAA	13,835,000	14,011,346
Ser. 2416, Class PC, 6.00%, 09/15/2014	AAA	415,000	422,658
Ser. 2419, Class DW, 5.50%, 08/15/2011	AAA	2,420,000	2,458,712
Ser. 2424, Class OE, 6.00%, 12/15/2015	AAA	10,335,133	10,853,420
Ser. 2463, Class CE, 6.00%, 06/15/2017	AAA	10,062,000	10,730,670
Ser. 2617, Class GR, 4.50%, 05/15/2018 (h)	AAA	11,475,000	11,473,425
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	AAA	11,040,000	11,711,374
Ser. 2001-81, Class GE, 6.00%, 01/25/2032 (h)	AAA	8,000,000	8,382,617
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	AAA	1,656,585	1,849,682
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	AAA	11,495,000	12,266,555
Ser. 2002-7, Class QM, 6.00%, 02/25/2020	AAA	6,815,000	7,141,008
Ser. 2002-7, Class TC, 5.75%, 01/25/2013	AAA	645,495	651,811
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA: continued
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	AAA	$ 10,165,000	$ 10,864,384
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031 (h)	AAA	4,317,275	4,820,510
Ser. 2002-T18, Class A-4, 7.50%, 08/25/2042	AAA	9,609,309	10,729,399
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042 #	AAA	18,356,640	19,785,025
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 (h)	AAA	5,840,182	6,342,073
Fund America Investors Corp., Ser. 1993-A, Class A5, 4.24%, 06/25/2023	AAA	2,478,183	2,490,388
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A-1, 7.18%, 09/15/2019	AAA	871,404	987,403
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	1,653,367	1,722,810
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	AAA	4,920,000	5,593,671
Morgan Stanley Dean Witter Capital, Ser. 2002-IQ2, Class A3, 5.52%, 12/15/2035	AAA	4,600,000	5,102,772
Perpetual Savings Bank, Ser. 1990-1, Class 1, 4.00%, 03/01/2020	AAA	3,878,807	3,905,007
Washington Mutual Mtge. Securities Corp., Ser. 2002-M, Class A1, 5.56%, 10/25/2032	AAA	3,737,464	3,816,927
Total Collateralized Mortgage Obligations			230,738,869
CORPORATE BONDS 40.1%
CONSUMER DISCRETIONARY 4.6%
Automobiles 1.2%
DaimlerChrysler Holdings Corp.:
4.05%, 06/04/2008	BBB+	4,150,000	4,114,339
7.30%, 01/15/2012	BBB+	4,685,000	5,292,241
General Motors Corp., 7.20%, 01/15/2011	BBB	6,800,000	6,863,757
16,270,337
Hotels, Restaurants & Leisure 0.5%
McDonald's Corp., 5.95%, 01/15/2008	A	5,500,000	6,189,293
Media 1.4%
AOL Time Warner, Inc., 6.125%, 04/15/2006	BBB+	8,005,000	8,759,808
Comcast Cable Communications Corp., 6.75%, 01/30/2011	BBB	5,300,000	6,094,751
Walt Disney Co., 6.75%, 03/30/2006	BBB+	3,250,000	3,621,465
18,476,024
Multi-line Retail 1.3%
May Department Stores Co.:
7.15%, 08/15/2004	BBB+	9,230,000	9,802,528
7.45%, 09/15/2011	BBB+	1,700,000	2,046,660
Sears Roebuck Acceptance Corp., 7.00%, 02/01/2011	BBB+	4,300,000	4,992,704
16,841,892
Textiles, Apparel & Luxury Goods 0.2%
Nike, Inc., 5.50%, 08/15/2006	A	3,000,000	3,312,798
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 3.5%
Beverages 2.1%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	A+	$ 7,100,000	$ 8,069,817
Coca-Cola Enterprises, Inc., 4.375%, 09/15/2009	A	7,750,000	8,258,997
Coors Brewing Co., 6.375%, 05/15/2012	BBB+	6,000,000	6,897,504
Pepsi Bottling Group, Inc., 5.625%, 02/17/2009 144A	A	3,975,000	4,463,536
27,689,854
Food & Staples Retailing 1.4%
Safeway, Inc., 4.80%, 07/16/2007	BBB	7,525,000	7,876,771
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	AA	9,000,000	10,845,873
18,722,644
ENERGY 1.8%
Energy Equipment & Services 0.8%
Progress Energy, Inc., 6.85%, 04/15/2012	BBB	9,000,000	10,378,521
Oil & Gas 1.0%
Conoco Funding Co., 5.45%, 10/15/2006	A-	5,900,000	6,517,801
Union Pacific Resources Group, Inc., 6.75%, 05/15/2008	BBB+	5,635,000	6,544,787
13,062,588
FINANCIALS 21.1%
Capital Markets 3.4%
Bank of New York, Inc.:
4.14%, 08/02/2007	AA-	3,000,000	3,213,810
7.30%, 12/01/2009	A	5,000,000	6,054,195
Goldman Sachs & Co., Inc.:
4.125%, 01/15/2008	A+	6,000,000	6,311,628
7.35%, 10/01/2009	A+	790,000	962,548
Legg Mason, Inc., 6.75%, 07/02/2008	BBB	6,600,000	7,568,754
Merrill Lynch & Co., Inc.:
2.47%, 03/10/2006	A+	3,750,000	3,787,324
5.36%, 02/01/2007	A+	6,935,000	7,521,583
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	A+	3,000,000	3,077,772
6.10%, 04/15/2006	A+	6,500,000	7,160,426
45,658,040
Commercial Banks 3.6%
Bank of America Corp., 7.125%, 09/15/2006	A+	2,000,000	2,305,062
National City Corp., 6.625%, 03/01/2004	A-	8,000,000	8,280,096
NationsBank Corp., 6.875%, 02/15/2005	A	1,800,000	1,952,221
Norwest Corp., 6.20%, 12/01/2005	A+	3,000,000	3,293,511
PNC Funding Corp.:
5.75%, 08/01/2006	A-	5,000,000	5,520,650
6.125%, 02/15/2009	BBB+	3,400,000	3,906,056
SunTrust Banks, Inc., 6.375%, 04/01/2011	A+	6,375,000	7,444,164
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks continued
Union Planters Bank, 6.50%, 03/15/2008	BBB	$ 1,000,000	$ 1,124,529
Wells Fargo & Co.:
6.25%, 04/15/2008	A	6,000,000	6,929,796
6.875%, 04/01/2006	A	6,050,000	6,851,413
47,607,498
Consumer Finance 7.7%
American Express Credit Corp., 5.50%, 09/12/2006	A+	6,350,000	7,013,626
Boeing Capital Corp., 6.10%, 03/01/2011	A	1,000,000	1,105,464
Caterpillar Financial Services Corp., 4.69%, 04/25/2005	A	10,000,000	10,545,390
Fleet Credit Card LLC, 7.00%, 08/01/2003	A	2,000,000	2,009,048
Ford Motor Credit Co.:
7.375%, 10/28/2009	BBB	13,955,000	14,651,327
7.60%, 08/01/2005	BBB	2,000,000	2,148,412
FPL Group Capital, Inc.:
3.25%, 04/11/2006	A-	4,300,000	4,416,010
7.375%, 06/01/2009	A-	4,000,000	4,819,124
Franchise Finance Corp. of America, 7.875%, 11/30/2005	AAA	6,500,000	7,240,246
General Electric Capital Corp., MTN, 5.375%, 03/15/2007	AAA	750,000	826,081
GMAC, 6.875%, 09/15/2011	BBB	5,950,000	5,960,199
Household Finance Corp.:
5.875%, 09/25/2004	A	5,180,000	5,452,774
6.40%, 06/17/2008	A	6,850,000	7,827,817
6.50%, 11/15/2008	A	2,475,000	2,849,101
International Lease Finance Corp.:
4.00%, 01/17/2006	AA-	1,425,000	1,465,511
4.375%, 12/15/2005	AA-	5,000,000	5,209,895
5.95%, 06/06/2005	AA-	8,000,000	8,509,752
USAA Capital Corp., 5.59%, 12/20/2006 144A	AAA	4,350,000	4,829,348
Verizon Global Funding Corp., 6.75%, 12/01/2005	A+	4,000,000	4,466,464
101,345,589
Diversified Financial Services 3.0%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	9,300,000	10,194,660
American General Finance Corp.:
4.50%, 11/15/2007	A+	5,000,000	5,320,605
5.75%, 03/15/2007	A+	450,000	499,018
5.91%, 06/12/2006	A+	1,000,000	1,101,128
6.10%, 05/22/2006	A+	10,500,000	11,630,756
Citigroup, Inc.:
3.50%, 02/01/2008	AA-	5,000,000	5,148,400
6.75%, 12/01/2005	AA-	5,475,000	6,107,784
40,002,351
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.7%
Metropolitan Life Insurance Co., 7.00%, 11/01/2005 144A	A+	$ 6,500,000	$ 7,198,301
Nationwide Life Global Funding, 5.35%, 02/15/2007 144A	AA-	2,175,000	2,353,918
9,552,219
Real Estate 1.3%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	BBB	5,350,000	6,063,315
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	2,500,000	2,698,035
EOP Operating LP, 7.00%, 07/15/2011	BBB+	6,300,000	7,323,076
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	BBB	450,000	496,386
16,580,812
Thrifts & Mortgage Finance 1.4%
Golden West Financial Corp.:
4.125%, 08/15/2007	A+	5,050,000	5,328,664
5.50%, 08/08/2006	A+	3,300,000	3,641,148
Washington Mutual, Inc.:
5.625%, 01/15/2007	BBB+	1,000,000	1,103,081
6.875%, 06/15/2011	BBB+	6,850,000	8,185,551
18,258,444
HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Wyeth, 6.25%, 03/15/2006	A	5,500,000	6,102,415
INDUSTRIALS 1.6%
Aerospace & Defense 0.6%
Honeywell International, Inc., 6.875%, 10/03/2005	A	825,000	919,148
McDonnell Douglas Corp., 6.875%, 11/01/2006	A	5,755,000	6,413,965
7,333,113
Machinery 0.4%
Ingersoll Rand Co., 6.25%, 05/15/2006	BBB+	4,750,000	5,280,418
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	BBB+	7,725,000	8,629,752
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.7%
SBC Communications, Inc., 6.25%, 03/15/2011	A+	8,000,000	9,193,648
MATERIALS 2.6%
Chemicals 0.7%
Dow Chemical Co.:
5.25%, 05/14/2004	A-	5,900,000	6,056,592
8.625%, 04/01/2006	A-	3,000,000	3,445,332
9,501,924
Metals & Mining 0.5%
Alcoa, Inc., 5.875%, 06/01/2006	A-	6,300,000	6,984,766
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.4%
International Paper Co., 5.85%, 10/30/2012	BBB	$ 8,000,000	$ 8,734,920
Weyerhaeuser Co., 6.75%, 03/15/2012	BBB	8,400,000	9,551,682
18,286,602
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.2%
BellSouth Corp., 5.00%, 10/15/2006	A+	7,825,000	8,559,861
Navistar International Corp., Ser. B, 9.375%, 06/01/2006	BB-	2,000,000	2,185,000
SBC Communications, Inc., 5.875%, 02/01/2012	A+	1,650,000	1,856,135
Sprint Capital Corp.:
5.875%, 05/01/2004	BBB-	1,000,000	1,025,724
7.625%, 01/30/2011	BBB-	11,000,000	12,578,005
Verizon New York, Inc., Ser. A, 6.875%, 04/01/2012	A+	2,550,000	3,007,855
29,212,580
Wireless Telecommunications Services 0.3%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	BBB	3,400,000	4,104,548
UTILITIES 1.2%
Electric Utilities 0.8%
Dominion Resources, Inc.:
7.625%, 07/15/2005	BBB+	1,350,000	1,502,392
Ser. C, 7.60%, 07/15/2003	BBB+	1,000,000	1,002,004
Gulf Power Co., Ser. C, 4.69%, 08/01/2003	A	1,000,000	1,002,879
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	BBB	6,490,000	6,880,614
10,387,889
Gas Utilities 0.3%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	BBB+	4,300,000	4,665,358
Multi-Utilities & Unregulated Power 0.1%
Scana Corp., MTN, 7.44%, 10/19/2004	BBB+	1,000,000	1,071,286
Total Corporate Bonds			530,703,203
MORTGAGE-BACKED SECURITIES 20.4%
FHLMC:
5.00%, TBA#	AAA	27,290,000	27,631,125
6.50%, 07/01/2004-11/01/2032	AAA	6,509,842	6,784,775
6.98%, 10/01/2020 (h)	AAA	16,011,784	19,002,785
FNMA:
3.45%, 06/01/2017	AAA	27,760	28,310
4.00%, TBA#	AAA	2,995,000	2,995,935
4.44%, 04/01/2013	AAA	2,454,490	2,538,308
4.83%, 02/01/2013	AAA	11,726,218	12,422,356
5.50%, 04/01/2018	AAA	4,769,810	4,956,400
6.00%, 08/01/2013-06/01/2017	AAA	28,016,649	29,319,616
6.50%, 06/01/2011-08/01/2032	AAA	42,415,011	44,929,790
6.74%, 01/01/2004	AAA	1,364,935	1,368,995
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA: continued
6.82%, 12/01/2007	AAA	$ 6,330,974	$ 7,241,645
6.875%, 01/01/2007	AAA	3,877,942	4,366,743
6.91%, 07/01/2009	AAA	9,564,338	11,231,783
6.95%, 10/01/2006	AAA	7,612,958	8,519,526
7.00%, 09/01/2027-08/01/2032	AAA	9,468,863	9,974,592
7.08%, 09/01/2006	AAA	4,643,318	5,202,922
7.09%, 07/01/2009	AAA	2,883,504	3,417,596
7.20%, 11/01/2007	AAA	4,024,655	4,645,943
7.21%, 06/01/2006	AAA	7,385,225	8,236,278
7.44%, 12/01/2006-07/01/2009	AAA	15,003,590	17,180,850
7.50%, 02/25/2029-03/01/2032	AAA	11,006,786	12,158,799
10.00%, 06/01/2005	AAA	583	659
GNMA:
6.50%, 08/20/2032	AAA	17,213,024	17,988,181
7.00%, 03/20/2032	AAA	3,647,885	3,838,120
8.05%, 06/15/2019-10/15/2020	AAA	3,874,114	4,221,672
Total Mortgage-Backed Securities			270,203,704
U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.0%
FFCB, MTN, 5.75%, 09/01/2005	AAA	1,080,000	1,178,168
FHLB:
5.28%, 01/06/2004	AAA	1,000,000	1,022,902
5.58%, 02/17/2009	AAA	1,000,000	1,143,992
5.74%, 07/22/2003	AAA	6,000,000	6,016,638
8.09%, 12/28/2004	AAA	1,030,000	1,133,888
FNMA:
5.625%, 05/14/2004	AAA	2,955,000	3,071,140
Total U.S. Government & Agency Obligations			13,566,728
U.S. TREASURY OBLIGATIONS 14.4%
U.S. Treasury Bills, 2.75%, 09/30/2003 ##	AAA	10,610,000	10,663,061
U.S. Treasury Bonds, 7.50%, 11/15/2016	AAA	92,285,000	125,302,173
U.S. Treasury Notes:
4.625%, 05/15/2006	AAA	9,245,000	10,024,686
5.00%, 08/15/2011	AAA	40,055,000	44,942,992
Total U.S. Treasury Obligations			190,932,912
YANKEE OBLIGATIONS-CORPORATE 0.2%
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Vodafone Group Plc, 7.75%, 02/15/2010	A	2,225,000	2,742,108
YANKEE OBLIGATIONS-GOVERNMENT 1.2%
Canada:
4.25%, 11/20/2006	AA-	6,700,000	7,167,586
5.50%, 10/01/2008	AA	8,000,000	9,048,472
Total Yankee Obligations-Government			16,216,058
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Shares	Value

MUTUAL FUND SHARES 0.3%
TCW / DW Term Trust 2003	314,400	$ 3,329,496
SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Money Market Fund (o)	36,764,544	36,764,544
Total Investments (cost $1,269,289,842) 100.4%		1,330,083,879
Other Assets and Liabilities (0.4%)		(5,444,008)
Net Assets 100.0%		$ 1,324,639,871

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

Assets
Identified cost of securities	$ 1,269,289,842
Net unrealized gains on securities	60,794,037

Market value of securities	1,330,083,879
Receivable for securities sold	39,814,833
Receivable for Fund shares sold	1,125,087
Interest receivable	12,734,115
Prepaid expenses and other assets	101,633

Total assets	1,383,859,547

Liabilities
Dividends payable	2,996,373
Payable for securities purchased	54,480,770
Payable for Fund shares redeemed	1,373,774
Advisory fee payable	15,190
Due to other related parties	3,617
Accrued expenses and other liabilities	349,952

Total liabilities	59,219,676

Net assets	$ 1,324,639,871

Net assets represented by
Paid-in capital	$ 1,270,244,911
Overdistributed net investment income	(797,446)
Accumulated net realized losses on securities and foreign currency related transactions	(5,601,631)
Net unrealized gains on securities	60,794,037

Total net assets	$ 1,324,639,871

Net assets consists of
Class A	$ 93,989,451
Class B	21,248,742
Class C	39,936,424
Class I	1,149,953,237
Class IS	19,512,017

Total net assets	$ 1,324,639,871

Shares outstanding
Class A	14,842,855
Class B	3,355,598
Class C	6,306,658
Class I	181,605,377
Class IS	3,081,480

Net asset value per share
Class A	$ 6.33
Class A -- Offering price (based on sales charge of 3.25%)	$ 6.54
Class B	$ 6.33
Class C	$ 6.33
Class C -- Offering price (based on sales charge of 1.00%)	$ 6.39
Class I	$ 6.33
Class IS	$ 6.33

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended June 30, 2003

Investment income
Interest	$ 56,631,857

Expenses
Advisory fee	4,739,955
Distribution Plan expenses
Class A	136,864
Class B	201,884
Class C	377,078
Class IS	55,301
Administrative services fee	1,128,561
Transfer agent fees	354,943
Trustees' fees and expenses	15,692
Printing and postage expenses	46,459
Custodian fees	288,329
Registration and filing fees	36,972
Professional fees	20,133
Other	8,407

Total expenses	7,410,578
Less: Expense reductions	(4,761)
Fee waivers and expense reimbursements	(207,871)

Net expenses	7,197,946

Net investment income	49,433,911

Net realized and unrealized gains or losses on securities
Net realized gains on securities	21,379,993
Net change in unrealized gains or losses on securities	40,245,804

Net realized and unrealized gains or losses on securities	61,625,797

Net increase in net assets resulting from operations	$ 111,059,708

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2003		2002 (a)

Operations
Net investment income		$ 49,433,911		$ 20,444,255
Net realized gains on securites		21,379,993		3,845,634
Net change in unrealized gains or losses on securities		40,245,804		(3,926,417)

Net increase in net assets resulting from operations		111,059,708		20,363,472

Distributions to shareholders from
Net investment income
Class A		(3,906,393)		(208,944)
Class B		(714,508)		(37,988)
Class C		(1,330,780)		(65,743)
Class I		(43,576,665)		(19,642,930)
Class IS		(948,831)		(550,897)
Net realized gains
Class A		(272,488)		0
Class B		(64,248)		0
Class C		(121,081)		0
Class I		(3,001,491)		(11,964,507)
Class IS		(74,469)		(365,225)

Total distributions to shareholders		(54,010,954)		(32,836,234)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,486,095	46,091,121	271,855	1,613,787
Class B	1,609,373	9,916,577	126,401	756,891
Class C	3,899,835	24,010,148	194,752	1,164,066
Class I	100,523,031	623,379,718	10,476,967	63,082,439
Class IS	3,923,380	24,194,515	1,349,943	8,122,653

		727,592,079		74,739,836

Net asset value of shares issued in reinvestment of distributions
Class A	559,263	3,468,672	28,372	170,518
Class B	95,356	591,164	4,668	28,056
Class C	164,047	1,017,245	7,831	47,063
Class I	2,599,489	16,094,071	2,549,898	15,169,005
Class IS	109,463	678,973	101,157	604,665

		21,850,125		16,019,307

Automatic conversion of Class B shares to Class A shares
Class A	388,455	2,403,892	0	0
Class B	(388,455)	(2,403,892)	0	0

		0		0

Payment for shares redeemed
Class A	(6,130,244)	(37,823,488)	(496,881)	(2,994,923)
Class B	(754,164)	(4,675,152)	(52,067)	(314,287)
Class C	(2,551,376)	(15,786,903)	(52,111)	(314,239)
Class I	(58,334,705)	(361,027,073)	(19,136,558)	(115,616,623)
Class IS	(3,711,561)	(23,027,014)	(982,784)	(5,890,679)

		(442,339,630)		(125,130,751)

Net asset value of shares issued in acquisitions
Class A	0	0	12,735,940	76,452,412
Class B	0	0	2,714,486	16,295,953
Class C	0	0	4,643,680	27,877,380
Class I	0	0	59,875,608	359,314,866

		0		479,940,611

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,
	2003	2002 (a)

Net increase in net assets resulting from capital share transactions	$ 307,102,574	$ 445,569,003

Total increase in net assets	364,151,328	433,096,241

Net assets
Beginning of period	960,488,543	527,392,302

End of period	$ 1,324,639,871	$ 960,488,543

Overdistributed net investment income	$ (797,446)	$ (1,803,126)

(a) For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002
See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	September 30, 2001

Operations
Net investment income		$ 32,049,420
Net realized gains on securites		14,390,864
Net change in unrealized gains or losses on securities		16,784,350

Net increase in net assets resulting from operations		63,224,634

Distributions to shareholders from
Net investment income
Class I		(31,346,610)
Class IS		(777,022)

Total distributions to shareholders		(32,123,632)

	Shares
Capital share transactions
Proceeds from shares sold
Class I	13,315,974	80,087,258
Class IS	1,216,253	7,298,952

		87,386,210

Net asset value of shares issued in reinvestment of distributions
Class I	820,893	4,924,986
Class IS	74,664	448,235

		5,373,221

Payment for shares redeemed
Class I	(26,141,932)	(156,537,646)
Class IS	(1,177,888)	(7,071,131)

		(163,608,777)

Net decrease in net assets resulting from capital share transactions		(70,849,346)

Total decrease in net assets		(39,748,344)

Net assets
Beginning of period		567,140,646

End of period		$ 527,392,302

Overdistributed net investment income		$ (1,740,879)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are

24

NOTES TO FINANCIAL STATEMENTS continued

marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of prior acquisitions and mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.42% of the Fund's average daily net assets.

25

NOTES TO FINANCIAL STATEMENTS continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $207,871.

During the year ended June 30, 2003, EIMC waived its fees in the amount of $159,747 and reimbursed expenses relating to Class A shares in the amount of $48,124 which represents 0.01% of the Fund's average daily net assets and 0.05% of the average daily net assets of Class A shares, respectively.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares and 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.10% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. ACQUISITIONS

Effective on the close of business on June 7, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Intermediate Fixed Income Fund, Wachovia Short Term Fixed Income Fund and Evergreen Short Duration Income Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund.

26

NOTES TO FINANCIAL STATEMENTS continued

The value of net assets acquired, number of shares issued and unrealized appreciation acquired were as follows:

		Number of
	Value of Net	Shares		Unrealized
Acquired Fund	Assets Acquired	Issued		Appreciation

Wachovia		447,786	Class A
Intermediate Fixed		3,490	Class C
Income Fund	$125,706,694	20,496,103	Class I	$ 2,462,699

Wachovia		1,107,133	Class A
Short Term		18,527	Class B
Fixed Income		1,001	Class C
Fund	42,829,825	6,010,086	Class I	766,570

Evergreen		11,181,021	Class A
Short Duration		2,695,959	Class B
Income		4,639,189	Class C
Fund	311,404,092	33,369,419	Class I	5,226,879

The aggregate net assets of the Fund immediately after these acquisitions were $961,773,856.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,483,997,195	$324,444,538	$1,210,674,779	$206,281,275

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,269,715,540. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,665,212 and $2,296,873, respectively, with a net unrealized appreciation of $60,368,339.

As of June 30, 2003, the Fund had $6,952,384 in capital loss carryovers for federal income tax purposes with $5,598,404 expiring in 2007 and $1,353,980 expiring in 2008.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers was limited during the year ended June 30, 2003 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2003, the Fund did not participate in the interfund lending program.

27

NOTES TO FINANCIAL STATEMENTS continued

8. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Ordinary	Long-term	Unrealized	Capital Loss
Income	Capital Gain	Appreciation	Carryover

$797,446	$1,776,451	$60,368,339	$6,952,384

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2003	2002

Ordinary Income	$ 53,587,637	$ 30,044,908
Long-term Capital Gain	423,317	2,791,326

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $4,761.

10. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2003, the Fund had no borrowings under this agreement.

28

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund, as of June 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 8, 2003

29

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate and per share capital gain distributions of $423,317 and $0.002, respectively, for the fiscal year ended June 30, 2003.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566904    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert
Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b)	There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.
(b)(1)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.
(b)(2)	Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 30, 2003